American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible Emerging Markets Equity ETF (AVSE)
May 31, 2023

Avantis Responsible Emerging Markets Equity ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Brazil — 6.2%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	1,900	558
AES Brasil Energia SA	5,900	14,165
Aliansce Sonae Shopping Centers SA	13,304	56,802
Alpargatas SA, Preference Shares(1)	1,200	2,488
Ambev SA, ADR	23,942	66,798
Americanas SA(1)	9,200	1,958
Anima Holding SA(1)	500	301
Arezzo Industria e Comercio SA	400	5,817
Armac Locacao Logistica E Servicos SA	100	312
Atacadao SA	5,800	10,918
Auren Energia SA	3,400	9,443
B3 SA - Brasil Bolsa Balcao	18,700	49,244
Banco ABC Brasil SA, Preference Shares	5,300	17,300
Banco BMG SA, Preference Shares	11,600	5,167
Banco Bradesco SA	8,170	21,305
Banco Bradesco SA, ADR	35,378	108,964
Banco BTG Pactual SA	11,200	57,906
Banco do Brasil SA	15,100	133,371
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	5,400	13,294
Banco Modal SA	5,100	2,443
Banco Pan SA, Preference Shares	6,100	7,852
Banco Santander Brasil SA, ADR	3,160	18,107
BB Seguridade Participacoes SA	5,900	36,156
Bemobi Mobile Tech SA	2,600	7,262
Blau Farmaceutica SA	500	2,005
Boa Vista Servicos SA	10,300	15,450
BRF SA, ADR(1)(2)	9,065	14,867
C&A MODAS SA(1)	1,800	1,618
CCR SA	19,000	50,671
Centrais Eletricas Brasileiras SA, ADR	5,437	37,950
Centrais Eletricas Brasileiras SA, Class B Preference Shares	1,000	7,811
Cia Brasileira de Aluminio	4,600	4,733
Cia Brasileira de Distribuicao, ADR(1)(2)	4,389	14,045
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	5,443	56,716
Cia de Saneamento de Minas Gerais Copasa MG	7,200	28,299
Cia de Saneamento do Parana	4,300	17,291
Cia de Saneamento do Parana, Preference Shares	32,600	26,282
Cia Energetica de Minas Gerais, ADR	9,216	20,920
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	1,900	18,205
Cia Paranaense de Energia	3,600	4,740
Cia Paranaense de Energia, ADR	5,629	40,191
Cia Paranaense de Energia, Preference Shares	33,700	49,488
Cielo SA	23,000	21,217
Clear Sale SA(1)	1,100	1,312
Construtora Tenda SA(1)	5,200	8,384
CPFL Energia SA	2,000	11,976
Cruzeiro do Sul Educacional SA	200	127
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	2,600	12,530
Cury Construtora e Incorporadora SA	3,100	8,377

CVC Brasil Operadora e Agencia de Viagens SA(1)	1,800	1,181
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,700	32,308
Desktop - Sigmanet Comunicacao Multimidia S.A	100	188
Dexco SA	6,490	11,257
Dexxos Participacoes SA	100	199
Dimed SA Distribuidora da Medicamentos	800	1,837
Direcional Engenharia SA	1,300	4,456
EcoRodovias Infraestrutura e Logistica SA	6,700	8,412
EDP - Energias do Brasil SA	6,900	31,336
Embraer SA, ADR(1)	9,076	135,051
Empreendimentos Pague Menos SA	3,200	2,157
Energisa SA	6,100	52,989
Equatorial Energia SA	14,700	81,623
Equatorial Energia SA(1)	205	1,138
Eternit SA	2,500	5,342
Even Construtora e Incorporadora SA	3,600	4,556
Ez Tec Empreendimentos e Participacoes SA	3,400	11,762
Fertilizantes Heringer SA(1)	100	286
Fleury SA	2,771	8,493
Fras-Le SA	1,400	3,350
Gafisa SA(1)	88	86
Gerdau SA, ADR	12,986	61,294
GPS Participacoes e Empreendimentos SA	2,400	7,096
Grendene SA	6,300	8,643
GRUPO DE MODA SOMA SA	2,700	5,535
Grupo Mateus SA(1)	5,600	8,058
Grupo SBF SA	300	616
Guararapes Confeccoes SA	2,400	2,266
Hapvida Participacoes e Investimentos SA(1)	13,500	10,591
Helbor Empreendimentos SA	200	117
Hidrovias do Brasil SA(1)	19,300	11,793
Hospital Mater Dei SA	100	182
Hypera SA	2,200	17,818
Iguatemi SA	9,300	39,889
Infracommerce CXAAS SA(1)	1,200	355
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	500	2,483
International Meal Co. Alimentacao SA, Class A(1)	2,700	1,155
Iochpe Maxion SA	4,700	11,904
Irani Papel e Embalagem SA	1,800	2,973
IRB-Brasil Resseguros SA(1)	1,936	14,387
Itau Unibanco Holding SA, ADR	46,440	238,702
Jalles Machado SA	2,500	3,898
JHSF Participacoes SA	8,300	7,624
Kepler Weber SA	2,800	4,498
Klabin SA	22,200	92,068
Lavvi Empreendimentos Imobiliarios Ltda	3,700	4,755
Light SA(1)	10,400	9,327
Localiza Rent a Car SA	8,702	107,546
Locaweb Servicos de Internet SA	5,200	7,769
LOG Commercial Properties e Participacoes SA	1,100	4,944
Log-in Logistica Intermodal SA(1)	1,000	9,897
Lojas Quero Quero SA(1)	1,900	1,899
Lojas Renner SA	6,700	25,792
LPS Brasil Consultoria de Imoveis SA	1,700	720
M Dias Branco SA	700	5,331

Magazine Luiza SA(1)	19,600	14,681
Mahle-Metal Leve SA	600	4,839
Marcopolo SA	3,300	2,348
Marcopolo SA, Preference Shares	12,300	11,225
Marfrig Global Foods SA	10,100	13,179
Marisa Lojas SA(1)	5,300	679
Meliuz SA(1)	7,300	1,295
Mills Estruturas e Servicos de Engenharia SA	5,600	12,793
Minerva SA	7,900	15,961
Mitre Realty Empreendimentos E Participacoes LTDA	200	219
Movida Participacoes SA	4,700	9,422
MPM Corporeos SA(1)	300	84
MRV Engenharia e Participacoes SA	8,100	15,982
Multilaser Industrial SA(1)	4,500	2,235
Multiplan Empreendimentos Imobiliarios SA	2,700	14,125
Natura & Co. Holding SA(1)	5,800	15,857
Oceanpact Servicos Maritimos SA(1)	200	158
Odontoprev SA	3,120	6,599
Omega Energia SA(1)	4,000	7,648
Oncoclinicas do Brasil Servicos Medicos SA(1)	100	215
Orizon Valorizacao de Residuos SA(1)	100	715
Plano & Plano Desenvolvimento Imobiliario SA	1,500	2,217
Portobello SA	2,400	3,212
Positivo Tecnologia SA	2,300	3,078
Qualicorp Consultoria e Corretora de Seguros SA	900	793
Raia Drogasil SA	8,528	47,907
Randon SA Implementos e Participacoes, Preference Shares	2,700	5,695
Rede D'Or Sao Luiz SA	4,855	27,723
Romi SA	1,221	4,029
Rumo SA	10,000	40,979
Santos Brasil Participacoes SA	9,200	18,116
Sao Martinho SA	4,400	31,370
Sendas Distribuidora SA, ADR	4,660	49,722
Ser Educacional SA(1)	1,100	848
SIMPAR SA	4,300	7,832
Sinqia SA	600	2,355
StoneCo Ltd., A Shares(1)	9,521	119,298
Suzano SA, ADR	9,330	82,757
SYN prop e tech SA(1)	500	378
Tegma Gestao Logistica SA	600	2,643
Telefonica Brasil SA, ADR	2,740	21,701
TIM SA, ADR(2)	5,828	79,785
TOTVS SA	2,100	11,963
Transmissora Alianca de Energia Eletrica SA	2,000	14,697
Tres Tentos Agroindustrial SA	2,500	5,874
Trisul SA	3,200	3,040
Tupy SA	1,100	5,483
Unifique Telecomunicacoes SA	200	149
Unipar Carbocloro SA, Class B Preference Shares	1,710	23,062
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	300	829
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	6,000	15,138
Via SA(1)	64,900	30,574
Vivara Participacoes SA	900	4,520
Vulcabras Azaleia SA	1,700	5,264
WEG SA	8,800	65,966

Wilson Sons Holdings Brasil SA	7,800	16,343
Wiz Co.	900	1,031
YDUQS Participacoes SA(1)	800	2,227
Zamp SA(1)	5,219	4,012
		3,165,937
Cayman Islands†
Super Hi International Holding Ltd.(1)	1,500	2,706
Chile — 0.7%
Aguas Andinas SA, A Shares	34,996	11,613
Banco de Chile	341,261	34,505
Banco de Credito e Inversiones SA	591	17,372
Banco Santander Chile, ADR(2)	2,163	37,571
CAP SA	2,647	18,382
Cencosud SA	4,978	9,452
Cencosud Shopping SA	5,065	8,004
Cia Cervecerias Unidas SA, ADR	100	1,490
Cia Sud Americana de Vapores SA	178,038	12,957
Embotelladora Andina SA, Class B Preference Shares	8,061	20,631
Empresa Nacional de Telecomunicaciones SA	5,073	19,477
Empresas CMPC SA	22,959	39,257
Enel Americas SA(1)	99,172	12,917
Falabella SA	2,129	4,692
Parque Arauco SA	20,306	28,579
Ripley Corp. SA	17,466	3,234
Sociedad Quimica y Minera de Chile SA, ADR	715	45,882
Vina Concha y Toro SA	3,852	4,385
		330,400
China — 25.0%
361 Degrees International Ltd.(1)(2)	8,000	3,620
3SBio, Inc.	48,000	48,622
AAC Technologies Holdings, Inc.(2)	15,500	31,779
Agile Group Holdings Ltd.(1)(2)	32,000	4,910
Agora, Inc., ADR(1)	720	1,973
Agricultural Bank of China Ltd., H Shares	167,000	62,933
AK Medical Holdings Ltd.	2,000	1,784
Alibaba Group Holding Ltd., ADR(1)	13,238	1,053,083
Alibaba Health Information Technology Ltd.(1)	20,000	11,871
Alibaba Pictures Group Ltd.(1)(2)	80,000	4,092
A-Living Smart City Services Co. Ltd.	21,500	13,416
Alliance International Education Leasing Holdings Ltd.(1)(2)	24,000	17,128
Anhui Expressway Co. Ltd., H Shares	6,000	6,122
ANTA Sports Products Ltd.	10,800	110,384
Ascletis Pharma, Inc.(1)	1,000	237
AsiaInfo Technologies Ltd.	5,600	8,930
Autohome, Inc., ADR	1,792	51,287
Baidu, Inc., ADR(1)	483	59,337
Bairong, Inc.(1)	4,500	5,474
Bank of China Ltd., H Shares	685,000	268,148
Bank of Chongqing Co. Ltd., H Shares	1,000	563
Bank of Communications Co. Ltd., H Shares	62,000	39,974
BeiGene Ltd.(1)	2,500	42,494
BeiGene Ltd., ADR(1)	145	32,035
Beijing Capital International Airport Co. Ltd., H Shares(1)	20,000	13,953
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	250	480
Beijing Enterprises Water Group Ltd.	14,000	3,434

Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	8,000	14,931
Bilibili, Inc., ADR(1)(2)	39	611
BOC Aviation Ltd.	5,400	39,650
BOE Varitronix Ltd.	10,000	13,315
Bosideng International Holdings Ltd.	90,000	37,366
Burning Rock Biotech Ltd., ADR(1)(2)	492	1,284
BYD Co. Ltd., H Shares	7,000	211,382
BYD Electronic International Co. Ltd.	22,000	64,039
C&D International Investment Group Ltd.	4,000	10,049
C&D Property Management Group Co. Ltd.	12,000	6,032
Cango, Inc., ADR	583	682
CanSino Biologics, Inc., H Shares(2)	200	746
Cathay Media & Education Group, Inc.	1,000	179
Central China New Life Ltd.(1)	13,000	4,356
Central China Real Estate Ltd.	1,000	17
CGN Mining Co. Ltd.(1)(2)	75,000	7,852
Cheerwin Group Ltd.	500	109
China Automotive Systems, Inc.(1)	856	3,955
China Bohai Bank Co. Ltd., H Shares(1)	8,500	1,237
China Cinda Asset Management Co. Ltd., H Shares	227,000	25,212
China CITIC Bank Corp. Ltd., H Shares	115,000	60,535
China Communications Services Corp. Ltd., H Shares	88,000	41,851
China Conch Environment Protection Holdings Ltd.(1)	4,500	1,329
China Conch Venture Holdings Ltd.	53,000	66,577
China Construction Bank Corp., H Shares	778,000	497,672
China Datang Corp. Renewable Power Co. Ltd., H Shares	118,000	42,538
China Dongxiang Group Co. Ltd.	16,000	593
China East Education Holdings Ltd.(2)	28,500	11,726
China Education Group Holdings Ltd.	22,000	17,851
China Everbright Bank Co. Ltd., H Shares	52,000	16,000
China Everbright Ltd.	24,000	15,357
China Feihe Ltd.	56,000	32,569
China Foods Ltd.	2,000	639
China Galaxy Securities Co. Ltd., H Shares	51,500	27,758
China General Education Group Ltd.(1)	1,000	397
China Glass Holdings Ltd.	2,000	232
China High Speed Transmission Equipment Group Co. Ltd.(1)	10,000	3,345
China International Capital Corp. Ltd., H Shares	12,800	23,415
China Kepei Education Group Ltd.(2)	18,000	5,773
China Lesso Group Holdings Ltd.	33,000	21,820
China Life Insurance Co. Ltd., Class H	20,555	34,718
China Literature Ltd.(1)	3,600	13,619
China Medical System Holdings Ltd.	49,000	68,986
China Meidong Auto Holdings Ltd.	28,000	36,035
China Mengniu Dairy Co. Ltd.(1)	59,000	229,312
China Merchants Bank Co. Ltd., H Shares	35,500	165,080
China Merchants Port Holdings Co. Ltd.	24,000	34,814
China Minsheng Banking Corp. Ltd., H Shares(2)	77,000	30,472
China New Higher Education Group Ltd.	48,000	14,705
China Pacific Insurance Group Co. Ltd., H Shares	31,800	80,492
China Rare Earth Holdings Ltd.(1)	2,000	105
China Renaissance Holdings Ltd.(1)(2)	6,600	6,128
China Resources Beer Holdings Co. Ltd.	16,000	101,001
China Resources Land Ltd.	40,000	149,718
China Resources Medical Holdings Co. Ltd.	46,000	36,225

China Resources Mixc Lifestyle Services Ltd.	12,200	55,545
China Sanjiang Fine Chemicals Co. Ltd.(1)	2,000	365
China SCE Group Holdings Ltd.(2)	67,000	4,151
China Shineway Pharmaceutical Group Ltd.	11,000	12,090
China Shuifa Singyes Energy Holdings Ltd.(1)	1,000	72
China South City Holdings Ltd.(1)(2)	118,000	6,789
China Starch Holdings Ltd.	35,000	837
China Sunshine Paper Holdings Co. Ltd.	2,000	689
China Taiping Insurance Holdings Co. Ltd.	41,400	43,091
China Tower Corp. Ltd., H Shares	888,000	97,531
China Traditional Chinese Medicine Holdings Co. Ltd.	58,000	27,894
China Travel International Investment Hong Kong Ltd.(1)	52,000	9,960
China Vanke Co. Ltd., H Shares	19,200	25,362
China Water Affairs Group Ltd.	18,000	13,280
China Yongda Automobiles Services Holdings Ltd.	26,500	13,984
China Youran Dairy Group Ltd.	11,000	2,458
China Yuhua Education Corp. Ltd.(1)	34,000	4,040
Chindata Group Holdings Ltd., ADR(1)	2,409	13,731
Chow Tai Fook Jewellery Group Ltd.	29,000	51,332
CIFI Ever Sunshine Services Group Ltd.(2)	22,000	8,569
CIFI Holdings Group Co. Ltd.(2)	48,320	4,690
CITIC Securities Co. Ltd., H Shares	30,500	56,161
CMGE Technology Group Ltd.(1)(2)	14,000	3,559
CMOC Group Ltd., H Shares	66,000	34,513
Concord New Energy Group Ltd.	340,000	29,944
COSCO SHIPPING Holdings Co. Ltd., Class H	48,500	42,737
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	5,253
COSCO SHIPPING Ports Ltd.	42,000	26,445
Country Garden Holdings Co. Ltd.(2)	185,000	34,090
Country Garden Services Holdings Co. Ltd.	14,000	16,320
CSPC Pharmaceutical Group Ltd.	266,000	231,748
CSSC Hong Kong Shipping Co. Ltd.(2)	10,000	1,724
Dali Foods Group Co. Ltd.	57,000	19,013
Differ Group Auto Ltd.	4,000	40
Digital China Holdings Ltd.	21,000	8,557
Dongfeng Motor Group Co. Ltd., Class H	58,000	25,117
Dynagreen Environmental Protection Group Co. Ltd., H Shares	1,000	323
East Buy Holding Ltd.(1)(2)	6,000	22,309
E-House China Enterprise Holdings Ltd.(1)	5,100	205
EVA Precision Industrial Holdings Ltd.(2)	10,000	945
Everest Medicines Ltd.(1)	1,000	1,389
Excellence Commercial Property & Facilities Management Group Ltd.(2)	13,000	3,923
FIH Mobile Ltd.(1)	33,000	3,200
FinVolution Group, ADR	7,038	27,167
First Tractor Co. Ltd., H Shares	14,000	6,660
Fu Shou Yuan International Group Ltd.	39,000	28,448
Fullshare Holdings Ltd.(1)	435,000	3,892
Fuyao Glass Industry Group Co. Ltd., H Shares	2,800	10,197
Ganfeng Lithium Group Co. Ltd., H Shares(2)	4,280	27,091
GCL New Energy Holdings Ltd.(1)	3,700	241
GCL Technology Holdings Ltd.	86,000	18,676
Geely Automobile Holdings Ltd.	83,000	96,695
Gemdale Properties & Investment Corp. Ltd.	136,000	7,129
Genertec Universal Medical Group Co. Ltd.	25,000	14,871
GF Securities Co. Ltd., H Shares	17,000	23,640

Goldpac Group Ltd.	1,000	185
GOME Retail Holdings Ltd.(1)(2)	413,000	5,538
Grand Pharmaceutical Group Ltd.	39,500	25,629
Great Wall Motor Co. Ltd., H Shares(2)	8,000	8,223
Greenland Hong Kong Holdings Ltd.	13,000	698
Greentown China Holdings Ltd.	12,000	11,276
Guangzhou Automobile Group Co. Ltd., H Shares	14,000	8,033
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	46,400	6,942
H World Group Ltd., ADR(1)	602	22,045
Haidilao International Holding Ltd.(2)	18,000	37,914
Haier Smart Home Co. Ltd., H Shares	27,600	78,942
Hainan Meilan International Airport Co. Ltd., H Shares(1)	3,000	5,070
Haitian International Holdings Ltd.	12,000	27,268
Haitong Securities Co. Ltd., H Shares	42,000	27,896
Hangzhou Tigermed Consulting Co. Ltd., H Shares	900	6,734
Hansoh Pharmaceutical Group Co. Ltd.	10,000	16,644
Harbin Electric Co. Ltd., H Shares	28,000	10,582
Hello Group, Inc., ADR	7,677	61,953
Hengan International Group Co. Ltd.	26,000	110,540
Hisense Home Appliances Group Co. Ltd., H Shares	13,000	25,716
Hollysys Automation Technologies Ltd.(1)	2,162	34,073
Hope Education Group Co. Ltd.(1)(2)	200,000	14,318
Hua Hong Semiconductor Ltd.(1)	24,000	77,700
Huatai Securities Co. Ltd., H Shares	30,400	38,031
Huazhong In-Vehicle Holdings Co. Ltd.	4,000	1,237
Huijing Holdings Co. Ltd.	4,000	26
iDreamSky Technology Holdings Ltd.(1)(2)	3,600	1,381
Industrial & Commercial Bank of China Ltd., H Shares	348,000	185,846
Inkeverse Group Ltd.(1)	49,000	5,008
iQIYI, Inc., ADR(1)	5,513	22,383
JD Health International, Inc.(1)(2)	2,350	14,495
Jiangsu Expressway Co. Ltd., H Shares	20,000	19,350
Jiayuan International Group Ltd.(1)	18,000	398
Jinchuan Group International Resources Co. Ltd.(2)	58,000	3,074
Jinxin Fertility Group Ltd.(2)	73,000	37,706
Jiumaojiu International Holdings Ltd.	13,000	22,290
JNBY Design Ltd.	500	490
JOYY, Inc., ADR	1,084	26,883
Kandi Technologies Group, Inc.(1)	2,267	7,957
Kanzhun Ltd., ADR(1)	795	11,027
KE Holdings, Inc., ADR(1)	13,070	186,117
Keymed Biosciences, Inc.(1)(2)	9,000	46,890
Kingboard Holdings Ltd.	9,500	25,597
Kingboard Laminates Holdings Ltd.	15,500	14,185
Kingdee International Software Group Co. Ltd.(1)	1,000	1,329
Kingsoft Cloud Holdings Ltd., ADR(1)(2)	942	4,201
Kingsoft Corp. Ltd.	16,400	59,622
Kuaishou Technology(1)	3,100	21,036
KWG Group Holdings Ltd.(1)(2)	33,000	2,615
KWG Living Group Holdings Ltd.(2)	32,000	3,354
Legend Biotech Corp., ADR(1)	99	6,353
Lenovo Group Ltd.	132,000	124,088
Leoch International Technology Ltd.	25,000	3,805
LexinFintech Holdings Ltd., ADR(1)	6,446	12,956
Li Auto, Inc., ADR(1)	2,660	77,273

Li Ning Co. Ltd.	33,000	177,310
Lifetech Scientific Corp.(1)	124,000	36,880
Linklogis, Inc., Class B(2)	20,500	7,649
Logan Group Co. Ltd.(1)	2,000	179
Longfor Group Holdings Ltd.	11,000	21,183
Lonking Holdings Ltd.	21,000	3,086
Lufax Holding Ltd., ADR	5,603	7,172
Luye Pharma Group Ltd.(1)	43,500	19,399
LVGEM China Real Estate Investment Co. Ltd.(1)	30,000	5,332
Maoyan Entertainment(1)(2)	3,400	2,815
Meitu, Inc.(2)	76,000	17,479
Meituan, Class B(1)	12,150	170,602
Midea Real Estate Holding Ltd.	16,400	14,314
Minth Group Ltd.	16,000	40,026
Mobvista, Inc.(1)(2)	3,000	1,418
Nam Tai Property, Inc.(1)	100	320
NetDragon Websoft Holdings Ltd.	10,000	18,054
NetEase, Inc., ADR	3,727	317,093
New China Life Insurance Co. Ltd., H Shares	12,600	32,590
New Horizon Health Ltd.(1)(2)	7,500	26,943
New Oriental Education & Technology Group, Inc., ADR(1)	1,330	50,101
Nexteer Automotive Group Ltd.	25,000	11,176
NIO, Inc., ADR(1)	4,120	31,024
Niu Technologies, ADR(1)(2)	23	81
Noah Holdings Ltd., ADR(1)	1,106	17,165
Nongfu Spring Co. Ltd., H Shares	16,400	87,930
Orient Overseas International Ltd.(2)	3,000	36,549
PDD Holdings, Inc., ADR(1)	2,890	188,775
People's Insurance Co. Group of China Ltd., H Shares	90,000	34,030
Perennial Energy Holdings Ltd.	15,000	2,892
Pharmaron Beijing Co. Ltd., H Shares	250	923
PICC Property & Casualty Co. Ltd., H Shares	110,000	131,220
Ping An Healthcare & Technology Co. Ltd.(1)(2)	1,600	3,701
Ping An Insurance Group Co. of China Ltd., H Shares	57,500	364,906
Poly Property Group Co. Ltd.	61,000	13,567
Postal Savings Bank of China Co. Ltd., H Shares	88,000	55,291
Q Technology Group Co. Ltd.(1)	16,000	6,317
Qifu Technology, Inc., ADR	5,842	80,327
Radiance Holdings Group Co. Ltd.(1)(2)	27,000	12,318
Redco Properties Group Ltd.(1)	10,000	1,698
Renren, Inc., ADR	27	24
Sany Heavy Equipment International Holdings Co. Ltd.	26,000	34,306
SCE Intelligent Commercial Management Holdings Ltd.	3,000	540
Seazen Group Ltd.(1)(2)	92,000	16,231
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	27,600	40,753
Shanghai Conant Optical Co. Ltd., Class H	1,500	1,017
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	500	1,362
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	8,700	17,339
Shenzhen Expressway Corp. Ltd., H Shares	12,000	9,932
Shenzhen International Holdings Ltd.	19,000	15,063
Shenzhen Investment Ltd.	76,000	13,389
Shenzhou International Group Holdings Ltd.	7,900	63,969
Shimao Services Holdings Ltd.(1)(2)	26,000	4,923
Shoucheng Holdings Ltd.	62,000	16,558
Shui On Land Ltd.	139,500	16,748

Sihuan Pharmaceutical Holdings Group Ltd.	76,000	7,180
Sino Biopharmaceutical Ltd.	330,000	157,316
Sino-Ocean Group Holding Ltd.(1)	64,500	3,916
Sinopec Engineering Group Co. Ltd., H Shares	59,000	25,001
Sinopharm Group Co. Ltd., H Shares	40,400	132,434
Sinotruk Hong Kong Ltd.	4,500	6,375
Skyworth Group Ltd.(2)	56,237	28,109
SOHO China Ltd.(1)	57,000	8,453
Sohu.com Ltd., ADR(1)	980	11,094
South Manganese Investment Ltd.(1)	22,000	1,391
Sun King Technology Group Ltd.(1)	2,000	401
Sunac Services Holdings Ltd.	17,000	4,652
Sunny Optical Technology Group Co. Ltd.	12,900	121,428
SY Holdings Group Ltd.(2)	6,500	4,782
TAL Education Group, ADR(1)	6,964	37,815
TCL Electronics Holdings Ltd.	20,000	8,202
Tencent Holdings Ltd.	27,300	1,080,379
Tencent Music Entertainment Group, ADR(1)	12,345	85,674
Tianneng Power International Ltd.(2)	32,000	36,789
Times China Holdings Ltd.(1)(2)	43,000	2,612
Tingyi Cayman Islands Holding Corp.	40,000	59,919
Tong Ren Tang Technologies Co. Ltd., H Shares	16,000	14,160
Tongcheng Travel Holdings Ltd.(1)	8,000	15,969
Topsports International Holdings Ltd.	52,000	40,405
TravelSky Technology Ltd., H Shares	17,000	31,013
Trip.com Group Ltd., ADR(1)	3,468	109,519
Triumph New Energy Co. Ltd., H Shares(1)	2,000	1,542
Truly International Holdings Ltd.	34,000	3,558
Tsaker New Energy Tech Co. Ltd.	4,000	674
Tsingtao Brewery Co. Ltd., H Shares	8,000	68,876
Tuya, Inc., ADR(1)	1,048	2,075
Uni-President China Holdings Ltd.	35,000	30,418
Up Fintech Holding Ltd., ADR(1)(2)	969	2,936
Venus MedTech Hangzhou, Inc., H Shares(1)(2)	500	467
Vinda International Holdings Ltd.	15,000	36,107
Vipshop Holdings Ltd., ADR(1)	11,818	169,234
Viva Biotech Holdings(1)	8,000	1,559
Viva Goods Company Ltd.(1)(2)	80,000	11,939
Vnet Group, Inc., ADR(1)	3,734	9,596
Want Want China Holdings Ltd.	79,000	52,877
Weibo Corp., ADR	2,413	33,710
Weichai Power Co. Ltd., H Shares	11,000	14,935
Wuling Motors Holdings Ltd.	10,000	855
WuXi AppTec Co. Ltd., H Shares	1,200	9,870
Wuxi Biologics Cayman, Inc.(1)	14,500	74,237
Xiabuxiabu Catering Management China Holdings Co. Ltd.	25,000	13,998
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	11,000	8,148
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	6,400	4,643
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	4,000	629
Xinyi Energy Holdings Ltd.(2)	24,000	6,931
XPeng, Inc., Class A, ADR(1)	680	5,358
Xtep International Holdings Ltd.(2)	16,500	16,585
Yadea Group Holdings Ltd.	32,000	63,775
Yeahka Ltd.(1)(2)	4,800	12,281
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	6,600	5,542

Yidu Tech, Inc.(1)	11,600	7,334
Yihai International Holding Ltd.(1)	15,000	33,282
Yixin Group Ltd.(2)	52,000	5,182
Youdao, Inc., ADR(1)	26	116
Yuexiu Property Co. Ltd.	32,000	34,664
Yuexiu Services Group Ltd.(2)	15,000	5,598
Yuexiu Transport Infrastructure Ltd.	28,000	13,295
Yum China Holdings, Inc.	4,722	266,604
Yuzhou Group Holdings Co. Ltd.(1)(2)	112,000	2,949
Zengame Technology Holding Ltd.	28,000	13,106
Zhejiang Expressway Co. Ltd., H Shares	26,000	19,256
Zhenro Properties Group Ltd.(1)	8,000	106
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	3,700	10,420
Zhongliang Holdings Group Co. Ltd.(1)	4,500	192
Zhongsheng Group Holdings Ltd.	11,500	42,443
Zhou Hei Ya International Holdings Co. Ltd.(2)	23,500	9,136
Zhuguang Holdings Group Co. Ltd.(1)(2)	2,000	169
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	7,400	3,446
ZTO Express Cayman, Inc., ADR	6,021	151,970
		12,689,658
Colombia — 0.1%
Bancolombia SA	1,623	10,139
Bancolombia SA, ADR	913	21,373
Interconexion Electrica SA ESP	5,755	22,762
		54,274
Czech Republic — 0.2%
Komercni Banka AS	1,311	39,083
Moneta Money Bank AS	17,727	63,291
		102,374
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	25,153	28,690
Greece — 0.6%
Aegean Airlines SA(1)	1,415	15,119
Alpha Services & Holdings SA(1)	40,660	60,304
Eurobank Ergasias Services & Holdings SA, Class A(1)	27,092	42,348
Hellenic Telecommunications Organization SA	626	9,589
Holding Co. ADMIE IPTO SA	54	111
JUMBO SA	877	20,353
LAMDA Development SA(1)	1,719	11,744
National Bank of Greece SA(1)	7,089	43,986
Piraeus Financial Holdings SA(1)	22,800	67,418
Sunrisemezz PLC(1)	646	146
Terna Energy SA	566	12,214
		283,332
Hong Kong — 0.1%
China Dili Group(1)	6,000	506
Edvantage Group Holdings Ltd.	20,725	5,854
Glory Sun Financial Group Ltd.(1)	4,000	116
Wharf Holdings Ltd.	23,000	48,311
		54,787
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	3,074	3,708
OTP Bank Nyrt	2,141	66,749
Richter Gedeon Nyrt	1,703	42,970
		113,427

India — 17.1%
360 ONE WAM Ltd.	2,192	11,075
3i Infotech Ltd.(1)	335	126
3M India Ltd.	18	5,470
Aarti Industries Ltd.	2,438	15,078
Aarti Pharmalabs Ltd.(1)	98	437
ABB India Ltd.	225	11,212
Accelya Solutions India Ltd.	256	4,188
Action Construction Equipment Ltd.	800	4,557
Adani Green Energy Ltd.(1)	1,382	16,281
Adani Ports & Special Economic Zone Ltd.	4,044	36,061
Aditya Birla Capital Ltd.(1)	14,767	30,351
Aditya Birla Fashion & Retail Ltd.(1)	2,513	6,113
Advanced Enzyme Technologies Ltd.	510	1,698
Affle India Ltd.(1)	8	93
AGI Greenpac Ltd.	1,442	9,952
AIA Engineering Ltd.	190	7,037
Ajanta Pharma Ltd.	698	11,028
Alkyl Amines Chemicals	129	3,861
Allcargo Logistics Ltd.	3,177	10,213
Allcargo Terminals Ltd.(1)	3,177	2,608
Alok Industries Ltd.(1)	2,218	360
Amara Raja Batteries Ltd.	5,404	39,219
Ambika Cotton Mills Ltd.	30	530
Anant Raj Ltd.	6,206	11,387
Andhra Paper Ltd.	375	2,009
Andhra Sugars Ltd.	371	503
Apcotex Industries Ltd.	9	54
Apex Frozen Foods Ltd.	40	95
APL Apollo Tubes Ltd.	2,791	38,291
Apollo Hospitals Enterprise Ltd.	1,143	63,788
Apollo Pipes Ltd.	31	232
Apollo Tyres Ltd.	14,888	70,257
Aptech Ltd.	1,613	11,065
Archean Chemical Industries Ltd.	1,314	8,659
Arvind Fashions Ltd.(1)	1,070	3,695
Arvind Ltd.(1)	1,525	2,353
Asahi India Glass Ltd.	1,412	7,700
Ashapura Minechem Ltd.	143	220
Ashok Leyland Ltd.	23,107	40,804
Ashoka Buildcon Ltd.(1)	10,238	9,346
Asian Granito India Ltd.	544	307
Asian Paints Ltd.	829	31,939
Associated Alcohols & Breweries Ltd.	285	1,344
Aster DM Healthcare Ltd.(1)	3,077	10,025
Astra Microwave Products Ltd.	1,301	5,381
Astral Ltd.	868	19,082
AU Small Finance Bank Ltd.	2,037	19,098
AurionPro Solutions Ltd.	575	5,290
Aurobindo Pharma Ltd.	6,796	54,066
Avadh Sugar & Energy Ltd.	127	731
Avenue Supermarts Ltd.(1)	555	23,242
Axis Bank Ltd., GDR	2,125	117,250
Bajaj Auto Ltd.	842	46,429
Bajaj Consumer Care Ltd.	4,128	9,264

Bajaj Electricals Ltd.	1,643	22,676
Bajaj Finance Ltd.	1,579	133,164
Bajaj Finserv Ltd.	2,090	36,592
Bajaj Hindusthan Sugar Ltd.(1)	77,381	13,759
Balaji Amines Ltd.	164	4,166
Balaji Telefilms Ltd.(1)	116	62
Balkrishna Industries Ltd.	777	21,339
Balrampur Chini Mills Ltd.	7,727	36,614
Banco Products India Ltd.	328	1,088
Bandhan Bank Ltd.(1)	3,225	10,427
BASF India Ltd.	257	7,855
Bata India Ltd.	51	976
Bayer CropScience Ltd.	113	5,775
BEML Land Assets Ltd.(1)	22	41
BEML Ltd.	22	382
Berger Paints India Ltd.	1,275	10,010
Best Agrolife Ltd.	419	4,661
BF Utilities Ltd.(1)	24	104
Bhansali Engineering Polymers Ltd.	218	409
Bharat Bijlee Ltd.	191	7,015
Bharat Electronics Ltd.	87,245	118,150
Bharat Forge Ltd.	2,207	21,072
Bharat Heavy Electricals Ltd.	22,360	22,103
Bharat Rasayan Ltd.	9	1,076
Biocon Ltd.	5,360	15,878
Birlasoft Ltd.	5,175	21,435
BLS International Services Ltd.	2,590	5,721
Blue Dart Express Ltd.	90	6,771
Blue Star Ltd.	294	5,117
Bodal Chemicals Ltd.	231	181
Bombay Dyeing & Manufacturing Co. Ltd.(1)	371	372
Borosil Renewables Ltd.(1)	875	5,763
Brigade Enterprises Ltd.	4,498	30,555
Brightcom Group Ltd.	12,721	2,866
Britannia Industries Ltd.	1,390	78,217
BSE Ltd.	1,248	8,400
Butterfly Gandhimathi Appliances Ltd.(1)	2	27
Camlin Fine Sciences Ltd.(1)	1,546	3,146
Can Fin Homes Ltd.	1,756	14,996
Cantabil Retail India Ltd.	11	139
Capacit'e Infraprojects Ltd.(1)	1,314	2,610
Caplin Point Laboratories Ltd.	162	1,461
Carborundum Universal Ltd.	1,327	18,425
Care Ratings Ltd.	319	2,446
Carysil Ltd.	145	983
CCL Products India Ltd.	757	5,803
Ceat Ltd.	652	15,182
Central Depository Services India Ltd.	765	9,589
Century Enka Ltd.	40	195
Cera Sanitaryware Ltd.	121	10,997
CG Power & Industrial Solutions Ltd.	1,563	7,416
Chalet Hotels Ltd.(1)	51	267
Chemcon Speciality Chemicals Ltd.	474	1,518
Chennai Petroleum Corp. Ltd.	934	4,235
Cholamandalam Financial Holdings Ltd.	1,244	12,017

Cholamandalam Investment & Finance Co. Ltd.	7,617	96,640
Cigniti Technologies Ltd.	36	360
Cipla Ltd.	5,856	67,418
City Union Bank Ltd.	14,602	22,057
Cochin Shipyard Ltd.	3,618	21,692
Coffee Day Enterprises Ltd.(1)	3,695	1,645
Coforge Ltd.	442	24,282
Colgate-Palmolive India Ltd.	1,920	36,903
Computer Age Management Services Ltd.	585	15,654
Confidence Petroleum India Ltd.	5,136	4,160
Container Corp. of India Ltd.	2,194	17,774
Cosmo First Ltd.(1)	289	2,089
CreditAccess Grameen Ltd.(1)	2,350	35,026
CRISIL Ltd.	158	7,249
Crompton Greaves Consumer Electricals Ltd.	3,926	13,028
CSB Bank Ltd.(1)	1,161	3,900
Cummins India Ltd.	908	19,289
Cyient Ltd.	3,960	62,074
Dabur India Ltd.	6,110	40,976
Dalmia Bharat Sugar & Industries Ltd.	176	752
Datamatics Global Services Ltd.	138	784
DB Corp. Ltd.	3,495	5,606
DCB Bank Ltd.	4,946	7,036
DCM Shriram Ltd.	1,812	18,847
Deepak Nitrite Ltd.	1,157	28,969
DEN Networks Ltd.(1)	481	185
Dhani Services Ltd.(1)	5,841	2,451
Dish TV India Ltd.(1)	43,324	7,424
Dishman Carbogen Amcis Ltd.(1)	1,053	1,504
Divi's Laboratories Ltd.	1,034	43,005
Dixon Technologies India Ltd.	309	14,470
DLF Ltd.	3,041	17,431
D-Link India Ltd.	647	1,820
Dollar Industries Ltd.	80	343
Dr Lal PathLabs Ltd.	689	16,901
Dr Reddy's Laboratories Ltd., ADR	1,554	85,765
Dredging Corp. of India Ltd.(1)	199	755
eClerx Services Ltd.	615	12,102
Edelweiss Financial Services Ltd.	20,359	16,618
Eicher Motors Ltd.	1,419	62,913
EID Parry India Ltd.	3,424	19,473
EIH Ltd.	281	708
Elecon Engineering Co. Ltd.	1,985	12,663
Electrosteel Castings Ltd.	5,042	2,849
Emami Ltd.	3,848	18,204
Endurance Technologies Ltd.	461	7,986
Engineers India Ltd.	7,843	10,500
EPL Ltd.	4,617	10,103
Equitas Small Finance Bank Ltd.(1)	10,360	10,798
Escorts Kubota Ltd.	593	15,574
Eveready Industries India Ltd.(1)	349	1,407
Everest Industries Ltd.	196	1,923
Everest Kanto Cylinder Ltd.	75	91
Excel Industries Ltd.	24	243
Exide Industries Ltd.	10,259	26,161

Fairchem Organics Ltd.	46	686
FDC Ltd.(1)	1,017	3,661
FIEM Industries Ltd.	76	1,614
Filatex India Ltd.	1,290	574
Fine Organic Industries Ltd.	11	597
Finolex Cables Ltd.	2,440	23,580
Finolex Industries Ltd.	12,360	26,547
Firstsource Solutions Ltd.	332	539
Force Motors Ltd.	118	2,542
Fortis Healthcare Ltd.(1)	3,119	10,329
Future Consumer Ltd.(1)	2,618	32
Future Retail Ltd.(1)	209	8
Gabriel India Ltd.	485	1,044
Galaxy Surfactants Ltd.	65	1,935
Ganesh Housing Corp. Ltd.	109	479
Ganesha Ecosphere Ltd.	327	3,892
Garden Reach Shipbuilders & Engineers Ltd.	1,132	6,215
Garware Technical Fibres Ltd.	46	1,684
Genus Power Infrastructures Ltd.	942	1,041
Geojit Financial Services Ltd.	339	175
GHCL Ltd.	2,488	14,550
GHCL Textiles Ltd.(1)	2,488	432
GIC Housing Finance Ltd.	2,493	5,042
GlaxoSmithKline Pharmaceuticals Ltd.	804	12,688
Glenmark Pharmaceuticals Ltd.	7,830	56,593
Global Health Ltd.(1)	1,681	12,022
Globus Spirits Ltd.	434	5,295
GMM Pfaudler Ltd.	391	6,937
GNA Axles Ltd.	69	611
Godrej Consumer Products Ltd.(1)	1,894	24,210
Godrej Properties Ltd.(1)	326	5,471
Gokaldas Exports Ltd.(1)	314	1,663
Goodluck India Ltd.	231	1,324
Granules India Ltd.	3,550	12,101
Graphite India Ltd.	971	3,810
Greaves Cotton Ltd.	764	1,202
Greenpanel Industries Ltd.	3,903	15,321
Greenply Industries Ltd.	546	1,031
GTL Infrastructure Ltd.(1)	37,531	364
Gufic Biosciences Ltd.	77	185
Gujarat Alkalies & Chemicals Ltd.	681	5,332
Gujarat Fluorochemicals Ltd.	164	6,752
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	2,111	14,992
Gujarat Pipavav Port Ltd.	15,737	20,440
Gujarat State Fertilizers & Chemicals Ltd.	3,256	6,188
Happiest Minds Technologies Ltd.	650	7,216
Hathway Cable & Datacom Ltd.(1)	5,258	870
Havells India Ltd.	2,877	45,420
HBL Power Systems Ltd.	2,016	2,610
HCL Technologies Ltd.	13,223	182,679
HDFC Asset Management Co. Ltd.	115	2,726
HDFC Life Insurance Co. Ltd.	947	6,767
HealthCare Global Enterprises Ltd.(1)	1,599	6,093
HEG Ltd.	276	3,851
Hero MotoCorp Ltd.	1,481	49,353

HFCL Ltd.	10,629	8,297
HG Infra Engineering Ltd.	1,134	12,410
Hikal Ltd.	2,659	9,790
HIL Ltd.	34	1,154
Himadri Speciality Chemical Ltd., ADR	10,303	15,897
Himatsingka Seide Ltd.	231	262
Hinduja Global Solutions Ltd.	271	3,695
Hindustan Construction Co. Ltd.(1)	4,864	1,063
Hindustan Oil Exploration Co. Ltd.(1)	687	1,506
Hindustan Unilever Ltd.	3,256	104,929
Hindware Home Innovation Ltd.	2,181	13,496
Hitachi Energy India Ltd.	14	650
Honda India Power Products Ltd.	209	5,591
Housing Development Finance Corp. Ltd.	9,434	300,622
ICICI Bank Ltd., ADR	9,581	219,597
ICICI Lombard General Insurance Co. Ltd.	2,613	37,277
ICICI Prudential Life Insurance Co. Ltd.	1,500	8,438
IDFC First Bank Ltd.(1)	47,954	41,437
IFCI Ltd.(1)	31,768	4,236
IIFL Finance Ltd.	6,085	32,731
IIFL Securities Ltd.	789	559
India Glycols Ltd.	176	1,323
Indiabulls Housing Finance Ltd.(1)	8,590	11,935
Indiabulls Real Estate Ltd.(1)	9,967	8,088
IndiaMart InterMesh Ltd.	421	28,367
Indian Energy Exchange Ltd.	8,058	14,882
Indian Hotels Co. Ltd.	4,012	18,876
Indian Metals & Ferro Alloys Ltd.	35	124
Indian Railway Catering & Tourism Corp. Ltd.	1,632	12,793
Indo Count Industries Ltd.	105	219
Indo Rama Synthetics India Ltd.(1)	481	239
Indus Towers Ltd.(1)	12,636	23,454
Infibeam Avenues Ltd.(1)	10,565	1,919
Info Edge India Ltd.	416	20,445
Infosys Ltd., ADR	28,067	447,949
Ingersoll Rand India Ltd.	118	3,899
Inox Wind Ltd.(1)	1,250	2,113
Insecticides India Ltd.	135	725
Intellect Design Arena Ltd.	1,070	7,565
IOL Chemicals & Pharmaceuticals Ltd.	258	1,405
ION Exchange India Ltd.	147	6,775
Ipca Laboratories Ltd.	3,384	28,645
IRB Infrastructure Developers Ltd.	31,598	10,900
ISGEC Heavy Engineering Ltd.	33	235
ISMT Ltd.(1)	10,622	9,382
ITD Cementation India Ltd.	5,135	10,122
J Kumar Infraprojects Ltd.	1,305	4,043
Jai Corp. Ltd.	1,548	3,037
Jain Irrigation Systems Ltd.(1)	8,727	4,141
Jaiprakash Associates Ltd.(1)	6,016	519
Jammu & Kashmir Bank Ltd.(1)	12,243	8,497
Jamna Auto Industries Ltd.	2,306	2,749
Jindal Poly Films Ltd.	165	1,351
JK Paper Ltd.	2,655	10,538
JK Tyre & Industries Ltd.	2,501	5,578

JM Financial Ltd.	22,621	19,167
JSW Ispat Special Products Ltd.(1)	633	241
Jubilant Foodworks Ltd.	5,388	31,420
Jubilant Pharmova Ltd.	2,735	10,899
Just Dial Ltd.(1)	227	1,913
Jyothy Labs Ltd.	831	2,101
Kajaria Ceramics Ltd.	1,731	26,718
Kansai Nerolac Paints Ltd.	113	602
Karnataka Bank Ltd.	4,843	8,851
Karur Vysya Bank Ltd.	19,881	25,437
KEC International Ltd.	6,432	40,570
KEI Industries Ltd.	920	22,179
Kellton Tech Solutions Ltd.(1)	119	89
Kennametal India Ltd.	93	2,639
Kiri Industries Ltd.(1)	1,143	4,007
Kirloskar Oil Engines Ltd.	1,380	6,747
Kitex Garments Ltd.	301	567
Kolte-Patil Developers Ltd.	1,063	4,188
Kotak Mahindra Bank Ltd.	4,001	97,192
KPI Green Energy Ltd.	530	3,148
KPIT Technologies Ltd.	3,706	47,535
KPR Mill Ltd.	1,251	8,671
KSB Ltd.	165	4,204
LA Opala RG Ltd.	598	2,859
Laurus Labs Ltd.	6,088	24,323
Lemon Tree Hotels Ltd.(1)	409	474
LG Balakrishnan & Bros Ltd.	987	9,568
LIC Housing Finance Ltd.	7,858	35,293
LT Foods Ltd.	10,941	15,137
Lumax Auto Technologies Ltd.	732	2,632
Lupin Ltd.	6,741	65,469
LUX Industries Ltd.(1)	48	858
Maharashtra Scooters Ltd.	59	3,809
Mahindra & Mahindra Financial Services Ltd.	11,400	39,114
Mahindra & Mahindra Ltd.	6,044	96,239
Mahindra CIE Automotive Ltd.	2,286	12,536
Mahindra Holidays & Resorts India Ltd.(1)	1,372	5,107
Mahindra Lifespace Developers Ltd.	220	1,196
Mahindra Logistics Ltd.	1,203	5,231
Maithan Alloys Ltd.	69	820
Manali Petrochemicals Ltd.	1,472	1,179
Manappuram Finance Ltd.	24,144	32,131
Marico Ltd.	4,760	31,214
Marksans Pharma Ltd.	20,721	21,360
Maruti Suzuki India Ltd.	481	54,406
MAS Financial Services Ltd.	72	640
Mastek Ltd.	113	2,804
Max Financial Services Ltd.(1)	2,189	18,675
Max Healthcare Institute Ltd.(1)	3,221	21,362
Mayur Uniquoters Ltd.	41	237
Meghmani Finechem Ltd.	203	2,270
Meghmani Organics Ltd.	1,526	1,505
Metropolis Healthcare Ltd.	468	7,362
Minda Corp. Ltd.	307	1,052
Mirza International Ltd.(1)	663	405

Mishra Dhatu Nigam Ltd.	621	1,624
MOIL Ltd.	132	248
Mold-Tek Packaging Ltd.	61	692
Monte Carlo Fashions Ltd.	87	845
Motherson Sumi Wiring India Ltd.	1,471	1,027
Motilal Oswal Financial Services Ltd.	932	7,172
Mphasis Ltd.	3,066	72,000
MRF Ltd.	11	12,914
Mrs Bectors Food Specialities Ltd.	830	7,592
MSTC Ltd.	182	674
Multi Commodity Exchange of India Ltd.	1,061	18,637
Muthoot Finance Ltd.	3,898	52,506
Narayana Hrudayalaya Ltd.	1,277	13,771
Natco Pharma Ltd.	452	3,381
National Fertilizers Ltd.	712	574
Nava Ltd.	1,993	5,788
Navin Fluorine International Ltd.	205	11,551
Navkar Corp. Ltd.(1)	1,587	1,064
Navneet Education Ltd.	1,113	1,661
NELCO Ltd.	265	1,979
Neogen Chemicals Ltd.	29	564
Nestle India Ltd.	250	65,458
Neuland Laboratories Ltd.	99	3,283
New Delhi Television Ltd.(1)	834	2,396
Newgen Software Technologies Ltd.	131	1,008
NIIT Ltd.(1)	525	2,536
Nippon Life India Asset Management Ltd.	3,306	9,973
NOCIL Ltd.	1,148	3,049
Oberoi Realty Ltd.	1,342	15,078
Olectra Greentech Ltd.	242	2,147
Omaxe Ltd.(1)	298	181
OnMobile Global Ltd.(1)	473	423
Optiemus Infracom Ltd.	173	486
Oracle Financial Services Software Ltd.	736	32,291
Orient Cement Ltd.	6,086	9,826
Orient Electric Ltd.	781	2,252
Orient Paper & Industries Ltd.	2,680	1,376
Page Industries Ltd.	64	29,968
Paisalo Digital Ltd.	1,547	1,017
Panama Petrochem Ltd.	1,604	5,399
Parag Milk Foods Ltd.(1)	731	872
PB Fintech Ltd.(1)	1,423	10,405
PC Jeweller Ltd.(1)	3,055	867
PDS Ltd.	771	3,003
Pennar Industries Ltd.(1)	6,469	5,378
Persistent Systems Ltd.	1,185	73,404
PG Electroplast Ltd.(1)	56	1,114
Phoenix Mills Ltd.	121	2,144
PI Industries Ltd.	312	13,632
Pidilite Industries Ltd.	249	7,842
Piramal Enterprises Ltd.	1,428	13,299
Piramal Pharma Ltd.(1)	956	939
PNB Housing Finance Ltd.(1)	4,528	27,619
Pokarna Ltd.	11	49
Polycab India Ltd.	272	11,243

Polyplex Corp. Ltd.	250	4,095
Poonawalla Fincorp Ltd.	944	3,937
Power Grid Corp. of India Ltd.	44,528	125,750
Power Mech Projects Ltd.	292	11,191
Praj Industries Ltd.	5,232	24,863
Prakash Industries Ltd.(1)	7,645	5,677
Prestige Estates Projects Ltd.	1,620	9,452
Pricol Ltd.(1)	2,446	6,861
Prince Pipes & Fittings Ltd.	312	2,374
Privi Speciality Chemicals Ltd.	37	499
Procter & Gamble Health Ltd.	253	16,025
PSP Projects Ltd.	400	3,462
PTC India Ltd.	22,330	26,873
Quess Corp. Ltd.	2,051	10,050
Radico Khaitan Ltd.	822	11,606
Rajesh Exports Ltd.	1,830	12,281
Rallis India Ltd.	2,626	6,017
Ramco Systems Ltd.(1)	27	71
RattanIndia Power Ltd.(1)	2,552	103
Raymond Ltd.	1,481	27,975
RBL Bank Ltd.(1)	17,801	34,819
REC Ltd.	48,600	83,067
Redington Ltd.	24,344	51,201
Redtape Ltd.(1)	663	1,762
Relaxo Footwears Ltd.	151	1,644
Reliance Industrial Infrastructure Ltd.	30	329
Religare Enterprises Ltd.(1)	307	629
Repco Home Finance Ltd.	2,127	6,700
Restaurant Brands Asia Ltd.(1)	5,972	7,805
Rico Auto Industries Ltd.	5,876	5,780
RITES Ltd.	2,395	10,838
Route Mobile Ltd.	573	9,931
RPG Life Sciences Ltd.	383	3,571
RSWM Ltd.	288	624
Rupa & Co. Ltd.	235	752
Safari Industries India Ltd.	224	7,346
Saksoft Ltd.	523	1,498
Samvardhana Motherson International Ltd.	36,692	35,006
Sanghvi Movers Ltd.	310	1,660
Sanofi India Ltd.	269	22,079
Sansera Engineering Ltd.	57	542
Sarda Energy & Minerals Ltd.(1)	96	1,355
Saregama India Ltd.	326	1,277
Satia Industries Ltd.	1,711	2,302
SBI Cards & Payment Services Ltd.	2,113	23,397
SBI Life Insurance Co. Ltd.	1,121	16,710
Schaeffler India Ltd.	291	10,425
Schneider Electric Infrastructure Ltd.(1)	344	1,026
SEAMEC Ltd.(1)	7	56
Sequent Scientific Ltd.(1)	193	168
Seshasayee Paper & Boards Ltd.	951	3,219
Shakti Pumps India Ltd.	49	320
Shankara Building Products Ltd.	97	841
Shanthi Gears Ltd.	393	2,054
Share India Securities Ltd.	542	8,471

Shipping Corp. of India Ltd.	3,065	3,509
Shipping Corp. of India Ltd.(1)	3,065	1,002
Shoppers Stop Ltd.(1)	706	6,486
Shree Renuka Sugars Ltd.(1)	3,166	1,603
Shriram Finance Ltd.	5,962	100,753
Siemens Ltd.	473	20,277
Siyaram Silk Mills Ltd.	139	882
SKF India Ltd.	82	4,374
Sobha Ltd.	1,484	9,329
SOM Distilleries & Breweries Ltd.	592	1,666
Sonata Software Ltd.	3,821	44,824
Southern Petrochemical Industries Corp. Ltd.	1,412	1,098
Spandana Sphoorty Financial Ltd.(1)	269	2,333
Speciality Restaurants Ltd.(1)	716	2,168
SRF Ltd.	1,025	31,174
State Bank of India, GDR	2,019	140,262
Steel Strips Wheels Ltd.	1,280	2,284
Sterlite Technologies Ltd.	1,461	2,625
Stove Kraft Ltd.(1)	129	659
Sudarshan Chemical Industries Ltd.	325	1,819
Sumitomo Chemical India Ltd.	255	1,227
Sun Pharmaceutical Industries Ltd.	9,881	116,505
Sun TV Network Ltd.	2,685	14,401
Sundaram Finance Ltd.	138	4,244
Sundram Fasteners Ltd.	1,429	19,472
Sunflag Iron & Steel Co. Ltd.(1)	4,123	7,250
Sunteck Realty Ltd.	539	1,831
Suprajit Engineering Ltd.	837	3,818
Supreme Industries Ltd.	832	27,760
Surya Roshni Ltd.	1,380	13,013
Suven Pharmaceuticals Ltd.	2,090	12,047
Suzlon Energy Ltd.(1)	65,829	9,330
Syngene International Ltd.	1,965	17,207
Tamil Nadu Newsprint & Papers Ltd.	2,474	6,713
Tamilnadu Petroproducts Ltd.	713	670
Tanla Platforms Ltd.	1,537	14,611
Tata Coffee Ltd.	130	363
Tata Communications Ltd.	1,782	27,927
Tata Consultancy Services Ltd.	6,510	258,441
Tata Consumer Products Ltd.	1,787	17,238
Tata Elxsi Ltd.	235	21,046
Tata Investment Corp. Ltd.	407	10,876
Tata Metaliks Ltd.	989	9,122
Tata Motors Ltd., ADR(1)	1,431	45,506
Tata Steel Long Products Ltd.	497	3,862
Tata Teleservices Maharashtra Ltd.(1)	1,227	910
TCI Express Ltd.	160	3,067
TeamLease Services Ltd.(1)	66	1,772
Tech Mahindra Ltd.	9,939	133,746
Technocraft Industries India Ltd.(1)	45	803
Tejas Networks Ltd.(1)	62	522
Texmaco Rail & Engineering Ltd.	4,065	2,741
Thermax Ltd.	262	7,389
Thirumalai Chemicals Ltd.	1,582	3,450
Thomas Cook India Ltd.	224	174

Thyrocare Technologies Ltd.	317	1,730
Time Technoplast Ltd.	3,799	4,266
Tinplate Co. of India Ltd.	513	1,969
Titagarh Wagons Ltd.(1)	4,175	17,778
Titan Co. Ltd.	243	8,284
Torrent Pharmaceuticals Ltd.	1,443	31,983
TransIndia Realty & Logistics Parks Ltd.(1)	3,177	2,608
Transport Corp. of India Ltd.	729	6,244
Trent Ltd.	525	9,892
Trident Ltd.	25,462	10,031
Triveni Turbine Ltd.	2,044	9,871
TTK Prestige Ltd.	440	3,652
Tube Investments of India Ltd.	862	29,805
TV Today Network Ltd.	140	323
TV18 Broadcast Ltd.(1)	8,772	3,717
TVS Motor Co. Ltd.	720	11,323
TVS Srichakra Ltd.	149	5,175
Uflex Ltd.	913	4,477
Ugar Sugar Works Ltd.	5,572	7,446
Ujjivan Financial Services Ltd.	1,257	5,479
Ujjivan Small Finance Bank Ltd.	7,097	3,156
Unichem Laboratories Ltd.	1,194	5,376
United Spirits Ltd.(1)	3,841	40,958
UNO Minda Ltd.	1,755	11,777
UPL Ltd.	3,978	32,897
Usha Martin Ltd.	1,303	3,585
UTI Asset Management Co. Ltd.	2,128	18,204
VA Tech Wabag Ltd.(1)	485	2,688
Vaibhav Global Ltd.	295	1,071
Vakrangee Ltd.	10,638	2,150
Valiant Organics Ltd.	107	769
Vardhman Textiles Ltd.(1)	4,701	18,271
Varroc Engineering Ltd.(1)	1,311	4,883
Varun Beverages Ltd.	2,770	56,667
Venky's India Ltd.	65	1,287
Visaka Industries Ltd.	1,090	1,025
Vishnu Chemicals Ltd.	520	2,038
Vodafone Idea Ltd.(1)	38,671	3,361
Voltamp Transformers Ltd.	50	2,523
Voltas Ltd.	1,433	14,207
VRL Logistics Ltd.(1)	1,176	10,583
Welspun Corp. Ltd.	5,585	17,026
Welspun Enterprises Ltd.	4,619	8,428
Welspun India Ltd.	11,181	12,444
West Coast Paper Mills Ltd.	1,404	9,220
Westlife Foodworld Ltd.(1)	866	8,067
Whirlpool of India Ltd.	24	413
Wipro Ltd., ADR	7,838	38,249
Wonderla Holidays Ltd.(1)	85	512
Yes Bank Ltd.(1)	190,559	37,271
Zee Entertainment Enterprises Ltd.	13,949	32,823
Zee Media Corp. Ltd.(1)	1,302	123
Zen Technologies Ltd.	88	395
Zensar Technologies Ltd.	3,981	17,753
		8,681,435

Indonesia — 2.3%
Ace Hardware Indonesia Tbk PT	76,700	3,222
Adi Sarana Armada Tbk PT(1)	24,700	1,820
Bank BTPN Syariah Tbk PT	72,700	9,219
Bank Bukopin Tbk PT(1)	304,000	2,007
Bank Central Asia Tbk PT	234,500	141,504
Bank Jago Tbk PT(1)	5,400	857
Bank Mandiri Persero Tbk PT	466,000	157,248
Bank Negara Indonesia Persero Tbk PT	106,400	64,182
Bank Pan Indonesia Tbk PT	80,400	5,821
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	53,200	4,311
Bank Pembangunan Daerah Jawa Timur Tbk PT	41,400	1,795
Bank Rakyat Indonesia Persero Tbk PT	410,900	152,686
Bank Tabungan Negara Persero Tbk PT	186,378	15,908
Barito Pacific Tbk PT(1)	96,567	4,894
Berkah Beton Sadaya Tbk PT(1)	76,000	1,399
BFI Finance Indonesia Tbk PT	234,000	20,357
Blue Bird Tbk PT	27,400	3,289
Buana Lintas Lautan Tbk PT(1)	202,000	1,441
Bukalapak.com Tbk PT(1)	1,035,700	14,618
Bumi Serpong Damai Tbk PT(1)	193,500	13,549
Bundamedik Tbk PT	26,100	657
Ciputra Development Tbk PT	379,000	27,046
Erajaya Swasembada Tbk PT	255,100	8,232
FKS Food Sejahtera Tbk PT(1)	222,100	2,104
Global Mediacom Tbk PT(1)	309,100	5,977
Indosat Tbk PT	20,600	11,405
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	73,400	3,551
Jasa Marga Persero Tbk PT	50,600	11,234
Kalbe Farma Tbk PT	129,500	17,538
Kencana Energi Lestari Tbk PT	50,900	2,156
Kino Indonesia Tbk PT	2,700	267
Lippo Cikarang Tbk PT(1)	14,500	866
Lippo Karawaci Tbk PT(1)	161,800	1,004
M Cash Integrasi PT(1)	200	121
Mark Dynamics Indonesia Tbk PT	9,400	379
Matahari Department Store Tbk PT	22,200	5,479
Matahari Putra Prima Tbk PT(1)	52,400	252
Media Nusantara Citra Tbk PT(1)	130,500	5,568
Medikaloka Hermina Tbk PT	141,100	12,403
Merdeka Copper Gold Tbk PT(1)	40,000	7,999
Mitra Adiperkasa Tbk PT(1)	356,100	42,143
Mitra Keluarga Karyasehat Tbk PT	106,000	19,144
Mitra Pinasthika Mustika Tbk PT	24,800	1,910
MNC Kapital Indonesia Tbk PT(1)	229,100	840
MNC Vision Networks Tbk PT(1)	49,200	164
Multipolar Tbk PT(1)	32,500	182
Nusantara Infrastructure Tbk PT(1)	136,200	1,009
Pabrik Kertas Tjiwi Kimia Tbk PT	34,200	13,056
Pacific Strategic Financial Tbk PT(1)	76,700	5,680
Pakuwon Jati Tbk PT	222,300	6,935
Panin Financial Tbk PT	351,600	6,002
PP Persero Tbk PT(1)	84,600	2,875
Puradelta Lestari Tbk PT	79,500	891
Samator Indo Gas Tbk PT	15,200	1,946

Samudera Indonesia Tbk PT	253,000	5,906
Sarana Menara Nusantara Tbk PT	282,700	18,663
Sariguna Primatirta Tbk PT	75,900	2,607
Smartfren Telecom Tbk PT(1)	1,936,300	7,750
Steel Pipe Industry of Indonesia PT	14,200	242
Sumber Alfaria Trijaya Tbk PT	247,500	43,571
Summarecon Agung Tbk PT	448,100	19,125
Surya Citra Media Tbk PT	87,600	806
Telkom Indonesia Persero Tbk PT, ADR(2)	5,917	161,120
Temas Tbk PT	233,000	4,477
Tower Bersama Infrastructure Tbk PT	49,700	7,057
Unilever Indonesia Tbk PT	98,800	29,848
Wijaya Karya Persero Tbk PT(1)	127,000	3,098
XL Axiata Tbk PT	150,300	19,880
		1,171,292
Malaysia — 1.8%
Aeon Co. M Bhd	6,500	1,858
AEON Credit Service M Bhd	500	1,235
AGMO Holdings Bhd(1)	161	18
Alliance Bank Malaysia Bhd	34,600	25,859
AMMB Holdings Bhd	38,600	30,428
Ancom Nylex Bhd(1)	27,100	5,694
Ann Joo Resources Bhd(1)	300	65
Astro Malaysia Holdings Bhd	35,300	5,122
Axiata Group Bhd	25,800	15,528
Bank Islam Malaysia Bhd	21,600	8,661
Berjaya Food Bhd	30,800	4,099
Bermaz Auto Bhd	43,100	20,260
Bursa Malaysia Bhd	16,200	21,757
Cahya Mata Sarawak Bhd	36,000	8,495
Carlsberg Brewery Malaysia Bhd	2,300	10,302
CELCOMDIGI Bhd	44,300	42,902
CIMB Group Holdings Bhd	68,131	71,120
CTOS Digital Bhd	300	87
Cypark Resources Bhd(1)	24,100	3,285
D&O Green Technologies Bhd	100	79
Dayang Enterprise Holdings Bhd	5,400	1,367
DRB-Hicom Bhd	28,000	8,001
Dufu Technology Corp. Bhd	2,100	880
Eco World Development Group Bhd	7,800	1,258
Ekovest Bhd(1)	137,000	10,666
Evergreen Fibreboard Bhd	4,000	225
Fraser & Neave Holdings Bhd	1,000	5,480
Frontken Corp. Bhd	13,400	9,019
Gamuda Bhd	49,140	47,273
Greatech Technology Bhd(1)	1,100	983
Hartalega Holdings Bhd	62,500	31,080
Heineken Malaysia Bhd	2,800	16,096
Hengyuan Refining Co. Bhd	5,300	3,602
Hextar Healthcare Bhd(1)	4,200	245
Hiap Teck Venture Bhd	7,600	502
Hong Leong Bank Bhd	2,500	10,488
Hong Leong Capital Bhd	600	803
Hong Leong Financial Group Bhd	2,800	10,507
Hong Seng Consolidated Bhd(1)	18,000	351

IHH Healthcare Bhd	5,200	6,500
Inari Amertron Bhd	23,700	12,919
IOI Properties Group Bhd	1,100	260
JAKS Resources Bhd(1)	1,300	53
KNM Group Bhd(1)	12,700	165
Kossan Rubber Industries Bhd	23,700	7,600
KPJ Healthcare Bhd	79,400	20,295
Lingkaran Trans Kota Holdings Bhd	10,400	1,138
Lotte Chemical Titan Holding Bhd	2,000	515
Malayan Banking Bhd	30,400	56,958
Malaysia Airports Holdings Bhd	8,700	13,022
Malaysia Building Society Bhd	15,500	2,081
Malaysia Smelting Corp. Bhd	10,700	4,585
Malaysian Pacific Industries Bhd	3,400	19,852
Malaysian Resources Corp. Bhd	70,200	4,556
Maxis Bhd	30,600	27,244
Mega First Corp. Bhd	700	501
Mieco Chipboard Bhd(1)	700	96
MR DIY Group M Bhd	14,000	4,760
My EG Services Bhd	17,200	3,128
Nestle Malaysia Bhd	400	11,607
Pentamaster Corp. Bhd	1,100	1,188
Perak Transit Bhd	7,500	1,755
Petron Malaysia Refining & Marketing Bhd	500	501
Press Metal Aluminium Holdings Bhd	18,700	18,656
Public Bank Bhd	93,300	76,992
RHB Bank Bhd	20,814	24,123
Scientex Bhd	3,300	2,374
Shin Yang Shipping Corp. Bhd	22,500	2,799
Signature International Bhd(1)	15,600	4,324
Sime Darby Bhd	32,800	14,697
Sime Darby Property Bhd	7,400	745
SP Setia Bhd Group	37,400	4,291
Sunway Bhd	3,100	1,054
Supermax Corp. Bhd	62,800	13,115
Swift Haulage Bhd	2,100	204
Syarikat Takaful Malaysia Keluarga Bhd	500	366
Telekom Malaysia Bhd	20,300	22,404
TIME dotCom Bhd	18,400	21,391
Top Glove Corp. Bhd(1)	54,000	13,318
UEM Sunrise Bhd	19,500	1,119
UMW Holdings Bhd	19,000	15,847
Unisem M Bhd	5,800	3,915
UWC Bhd	5,800	3,748
Velesto Energy Bhd(1)	241,600	12,015
ViTrox Corp. Bhd	1,800	3,040
VS Industry Bhd	15,500	2,686
Westports Holdings Bhd	2,000	1,637
		901,819
Mexico — 3.1%
Alsea SAB de CV(1)	6,885	20,026
America Movil SAB de CV, ADR(1)	6,369	135,405
Arca Continental SAB de CV	2,953	29,849
Banco del Bajio SA	14,900	46,867
Becle SAB de CV	4,354	10,281

Bolsa Mexicana de Valores SAB de CV	2,313	4,863
Corp. Inmobiliaria Vesta SAB de CV	12,012	38,034
Fomento Economico Mexicano SAB de CV, ADR	845	85,015
Genomma Lab Internacional SAB de CV, Class B	29,533	24,843
Gentera SAB de CV	47,480	51,106
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,158	95,709
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	598	105,744
Grupo Aeroportuario del Sureste SAB de CV, ADR	114	31,960
Grupo Bimbo SAB de CV, Series A	17,797	95,419
Grupo Comercial Chedraui SA de CV	6,423	33,340
Grupo Financiero Banorte SAB de CV, Class O	30,706	246,738
Grupo Financiero Inbursa SAB de CV, Class O(1)	24,434	54,327
Grupo Mexico SAB de CV, Series B	25,629	114,316
Grupo Televisa SAB, ADR(2)	9,397	45,200
Grupo Traxion SAB de CV(1)(2)	3,318	6,800
Industrias Penoles SAB de CV(1)	2,227	33,989
Kimberly-Clark de Mexico SAB de CV, A Shares	18,303	37,405
La Comer SAB de CV	8,301	18,062
Megacable Holdings SAB de CV	5,010	11,641
Nemak SAB de CV(1)	118,712	27,717
Orbia Advance Corp. SAB de CV	14,050	29,698
Promotora y Operadora de Infraestructura SAB de CV	3,412	33,213
Qualitas Controladora SAB de CV	6,986	47,214
Regional SAB de CV	2,759	21,493
Sitios Latinoamerica SAB de CV(1)(2)	6,259	2,647
Wal-Mart de Mexico SAB de CV	13,871	52,766
		1,591,687
Peru — 0.3%
Credicorp Ltd.	691	89,450
Intercorp Financial Services, Inc.	1,166	24,778
Southern Copper Corp.	291	19,430
		133,658
Philippines — 0.9%
Ayala Land, Inc.	42,000	19,657
Bank of the Philippine Islands	15,701	27,943
BDO Unibank, Inc.	21,480	52,046
Century Pacific Food, Inc.	1,600	665
Converge Information & Communications Technology Solutions, Inc.(1)	41,600	8,058
Globe Telecom, Inc.	421	12,746
GT Capital Holdings, Inc.	2,810	25,813
International Container Terminal Services, Inc.	9,240	32,086
Jollibee Foods Corp.	8,540	35,823
LT Group, Inc.	20,600	3,514
Manila Electric Co.	2,390	13,904
Megaworld Corp.	368,000	13,363
Metropolitan Bank & Trust Co.	52,360	53,726
Monde Nissin Corp.	45,700	6,595
PLDT, Inc., ADR	973	20,569
Puregold Price Club, Inc.	32,500	17,523
Robinsons Land Corp.	43,400	10,738
Robinsons Retail Holdings, Inc.	840	769
Security Bank Corp.	12,800	19,373
SM Investments Corp.	1,130	18,687
SM Prime Holdings, Inc.	28,400	16,529
Universal Robina Corp.	7,130	17,825

Wilcon Depot, Inc.	20,200	10,215
		438,167
Poland — 1.0%
Alior Bank SA(1)	3,549	33,881
Allegro.eu SA(1)	2,110	17,733
AmRest Holdings SE(1)	1,970	10,350
Asseco Poland SA	475	9,242
Bank Handlowy w Warszawie SA	66	1,287
Bank Millennium SA(1)	17,448	18,371
Bank Polska Kasa Opieki SA	1,187	27,021
Budimex SA	250	19,917
CCC SA(1)	1,626	17,560
CD Projekt SA	669	19,164
Cyfrowy Polsat SA	1,753	6,400
Dino Polska SA(1)	314	30,882
KGHM Polska Miedz SA	1,466	36,347
KRUK SA(1)	530	46,371
LiveChat Software SA	370	11,540
LPP SA	13	36,908
mBank SA(1)	188	15,681
Orange Polska SA	21,344	36,422
Powszechna Kasa Oszczednosci Bank Polski SA	3,196	24,256
Powszechny Zaklad Ubezpieczen SA	3,525	32,142
Santander Bank Polska SA(1)	441	35,144
TEN Square Games SA	24	465
Warsaw Stock Exchange	116	1,043
XTB SA	1,678	16,318
		504,445
South Africa — 3.6%
Absa Group Ltd.	9,956	77,900
AECI Ltd.	2,881	12,289
Anglo American Platinum Ltd.	366	21,055
AngloGold Ashanti Ltd., ADR	6,208	150,234
Aspen Pharmacare Holdings Ltd.	5,676	49,372
Astral Foods Ltd.	1,219	8,770
AVI Ltd.	4,867	15,328
Barloworld Ltd.	7,135	30,101
Bid Corp. Ltd.	1,319	28,111
Capitec Bank Holdings Ltd.(2)	303	20,730
Clicks Group Ltd.	2,280	27,156
Coronation Fund Managers Ltd.	7,250	11,560
Curro Holdings Ltd.	12,198	4,760
DataTec Ltd.	8,878	17,102
Dis-Chem Pharmacies Ltd.	4,826	5,370
Discovery Ltd.(1)	3,836	25,760
FirstRand Ltd.	22,784	69,870
Foschini Group Ltd.	6,444	27,400
Gold Fields Ltd., ADR(2)	9,957	150,550
Grindrod Ltd.	30,545	14,006
Impala Platinum Holdings Ltd.	10,317	82,835
Investec Ltd.	3,564	17,979
JSE Ltd.	1,034	4,780
KAP Ltd.	60,434	6,815
Kumba Iron Ore Ltd.	626	13,760
Life Healthcare Group Holdings Ltd.	24,861	23,588

Merafe Resources Ltd.	24,876	1,477
Momentum Metropolitan Holdings	45,116	38,704
Motus Holdings Ltd.	4,147	19,074
Mr Price Group Ltd.	2,419	15,264
MTN Group Ltd.	11,197	69,276
MultiChoice Group	6,735	33,494
Naspers Ltd., N Shares	595	89,758
Nedbank Group Ltd.	5,874	62,030
NEPI Rockcastle NV	8,241	46,920
Netcare Ltd.	21,250	14,783
Ninety One Ltd.	3,606	7,343
Oceana Group Ltd.	54	198
Old Mutual Ltd.	90,130	48,830
Omnia Holdings Ltd.	4,117	11,956
OUTsurance Group Ltd.	6,900	11,083
Pepkor Holdings Ltd.	12,142	8,690
Pick n Pay Stores Ltd.	5,204	8,340
PPC Ltd.(1)	28,548	3,257
PSG Konsult Ltd.	6,160	3,576
Raubex Group Ltd.	1,141	1,415
Remgro Ltd.	6,683	44,615
Reunert Ltd.	2,135	6,075
RMB Holdings Ltd.	14,659	366
Royal Bafokeng Platinum Ltd.	1,687	11,582
Sanlam Ltd.	8,763	23,019
Santam Ltd.	460	6,108
Sappi Ltd.	18,015	39,852
Shoprite Holdings Ltd.	3,257	32,293
Sibanye Stillwater Ltd., ADR(2)	6,642	47,424
SPAR Group Ltd.	2,186	11,737
Standard Bank Group Ltd.	7,144	54,934
Telkom SA SOC Ltd.(1)	10,945	15,230
Tiger Brands Ltd.	1,677	12,752
Transaction Capital Ltd.	1,594	559
Truworths International Ltd.	9,275	22,426
Vodacom Group Ltd.	3,824	21,382
Wilson Bayly Holmes-Ovcon Ltd.(1)	48	231
Woolworths Holdings Ltd.	10,948	33,070
Zeda Ltd.(1)	5,064	2,335
		1,798,639
South Korea — 14.0%
ABLBio, Inc.(1)	382	6,722
Aekyung Industrial Co. Ltd.	22	364
AfreecaTV Co. Ltd.	182	10,299
Agabang&Company(1)	104	266
Ahnlab, Inc.	19	902
Aju IB Investment Co. Ltd.	40	73
Alteogen, Inc.(1)	72	2,737
Amorepacific Corp.	218	17,152
AMOREPACIFIC Group	503	11,005
Ananti, Inc.(1)	673	3,111
Asiana Airlines, Inc.(1)	798	7,396
BGF Co. Ltd.	183	565
BGF retail Co. Ltd.	124	17,807
BH Co. Ltd.	675	12,734

Binex Co. Ltd.(1)	241	1,989
Bioneer Corp.(1)	219	8,824
BNK Financial Group, Inc.	8,072	40,795
Boryung	641	4,272
Bukwang Pharmaceutical Co. Ltd.(1)	313	1,813
Byucksan Corp.	247	397
Celltrion Healthcare Co. Ltd.	329	18,315
Celltrion, Inc.	349	44,972
Chabiotech Co. Ltd.(1)	409	4,701
Cheil Worldwide, Inc.	928	12,815
Chong Kun Dang Pharmaceutical Corp.	60	3,980
Chunbo Co. Ltd.	35	4,993
CJ CGV Co. Ltd.(1)	557	6,537
CJ CheilJedang Corp.	72	16,806
CJ ENM Co. Ltd.(1)	366	20,917
CJ Logistics Corp.	168	10,321
Classys, Inc.	220	4,331
CMG Pharmaceutical Co. Ltd.(1)	422	738
Com2uSCorp	75	3,761
Coreana Cosmetics Co. Ltd.(1)	63	140
CosmoAM&T Co. Ltd.(1)	66	8,861
Cosmochemical Co. Ltd.(1)	322	11,965
Coway Co. Ltd.	1,357	49,223
COWELL FASHION Co. Ltd.	644	2,200
CS Wind Corp.	247	14,693
Cuckoo Homesys Co. Ltd.	229	4,296
Dae Han Flour Mills Co. Ltd.	6	636
Daeduck Electronics Co. Ltd.	674	12,859
Daewoo Engineering & Construction Co. Ltd.(1)	4,420	14,280
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	142	3,034
Daewoong Co. Ltd.	334	3,686
Daewoong Pharmaceutical Co. Ltd.	35	2,916
Daishin Securities Co. Ltd.	1,108	11,217
Danal Co. Ltd.(1)	122	393
Daol Investment & Securities Co. Ltd.	1,893	5,407
Daou Technology, Inc.	278	4,015
DB HiTek Co. Ltd.	1,435	65,083
DB Insurance Co. Ltd.	842	46,999
Dentium Co. Ltd.	103	12,298
DGB Financial Group, Inc.	4,894	25,842
DI Dong Il Corp.	37	582
DL E&C Co. Ltd.	1,023	27,948
DL Holdings Co. Ltd.	161	5,549
DN Automotive Corp.	86	5,195
Dong-A Socio Holdings Co. Ltd.	11	691
DongKook Pharmaceutical Co. Ltd.	217	2,539
Dongwha Enterprise Co. Ltd.(1)	50	1,826
Dongwon Development Co. Ltd.	33	84
Doosan Bobcat, Inc.	584	23,493
Doosan Co. Ltd.	6	439
Doosan Enerbility Co. Ltd.(1)	1,183	14,301
Doosan Fuel Cell Co. Ltd.(1)	117	2,712
DoubleUGames Co. Ltd.	227	7,599
Douzone Bizon Co. Ltd.	391	9,142
Dreamtech Co. Ltd.	427	2,837

Duk San Neolux Co. Ltd.(1)	113	3,896
Echo Marketing, Inc.	508	4,293
Ecopro BM Co. Ltd.	131	24,473
Ecopro HN Co. Ltd.	244	11,406
E-MART, Inc.	419	26,606
Eo Technics Co. Ltd.	208	14,463
Eugene Technology Co. Ltd.	90	2,103
F&F Co. Ltd.	46	4,480
Fila Holdings Corp.	386	10,566
Genexine, Inc.(1)	113	1,064
GOLFZON Co. Ltd.	202	17,051
Gradiant Corp.	21	301
Green Cross Corp.	28	2,652
GS Engineering & Construction Corp.	851	13,283
GS Retail Co. Ltd.	1,212	22,695
Hana Financial Group, Inc.	5,685	177,343
Hana Materials, Inc.	364	12,618
Hana Micron, Inc.	343	4,366
Handsome Co. Ltd.	153	2,663
Hanjin Transportation Co. Ltd.	134	2,016
Hankook Tire & Technology Co. Ltd.	762	19,787
Hanmi Pharm Co. Ltd.	74	16,283
Hanmi Semiconductor Co. Ltd.	497	9,904
Hanon Systems	943	6,660
Hansae Co. Ltd.	851	10,191
Hansol Chemical Co. Ltd.	157	27,362
Hanssem Co. Ltd.	81	2,775
Hanwha Galleria Corp.(1)	853	1,062
Hanwha Investment & Securities Co. Ltd.(1)	1,411	2,900
Hanwha Life Insurance Co. Ltd.(1)	12,413	23,595
Hanwha Solutions Corp.(1)	756	25,448
Hanwha Systems Co. Ltd.	520	5,508
HD Hyundai Construction Equipment Co. Ltd.	251	11,285
HD Hyundai Electric Co. Ltd.	295	10,850
HD Hyundai Heavy Industries Co. Ltd.(1)	55	4,807
HD Hyundai Infracore Co. Ltd.	2,501	17,906
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	874	63,365
HDC Hyundai Development Co-Engineering & Construction, E Shares	453	4,275
Helixmith Co. Ltd.(1)	119	743
Hite Jinro Co. Ltd.	950	16,379
HL Holdings Corp.	51	1,364
HL Mando Co. Ltd.	408	14,803
HMM Co. Ltd.	4,613	61,616
Homecast Co. Ltd.(1)	823	3,023
Hotel Shilla Co. Ltd.	182	10,586
Hugel, Inc.(1)	52	4,263
Humasis Co. Ltd.(1)	6,180	13,535
Humax Co. Ltd.(1)	333	958
Humedix Co. Ltd.	72	1,708
Hwaseung Enterprise Co. Ltd.	36	194
HYBE Co. Ltd.(1)	66	13,602
Hyosung Chemical Corp.(1)	3	225
Hyosung Corp.	86	4,229
Hyosung Heavy Industries Corp.(1)	83	4,998
Hyosung TNC Corp.	101	28,930

Hyundai Autoever Corp.	70	6,637
HYUNDAI Corp.	447	6,323
Hyundai Department Store Co. Ltd.	271	10,422
Hyundai Elevator Co. Ltd.	394	12,417
Hyundai Engineering & Construction Co. Ltd.	1,173	33,797
Hyundai Futurenet Co. Ltd.	86	198
Hyundai GF Holdings	506	1,375
Hyundai Green Food(1)	269	2,385
Hyundai Home Shopping Network Corp.	59	2,067
Hyundai Marine & Fire Insurance Co. Ltd.	1,931	47,747
Hyundai Mipo Dockyard Co. Ltd.(1)	178	9,990
Hyundai Mobis Co. Ltd.	513	86,118
Hyundai Motor Co.	1,440	216,686
Hyundai Wia Corp.	424	19,573
Ilyang Pharmaceutical Co. Ltd.	202	2,670
iMarketKorea, Inc.	319	2,372
Industrial Bank of Korea	6,138	47,190
Innocean Worldwide, Inc.	195	5,735
Innox Advanced Materials Co. Ltd.	492	14,866
Insun ENT Co. Ltd.(1)	304	1,946
Interflex Co. Ltd.(1)	83	759
INTOPS Co. Ltd.	605	16,103
iNtRON Biotechnology, Inc.(1)	184	1,037
IS Dongseo Co. Ltd.(1)	786	21,843
i-SENS, Inc.	52	682
ISU Chemical Co. Ltd.	306	6,196
ISU Specialty Chemical(1)	75	6
JB Financial Group Co. Ltd.	3,585	22,935
Jeisys Medical, Inc.	1,508	10,313
Jin Air Co. Ltd.(1)	287	3,262
Jusung Engineering Co. Ltd.	1,549	19,483
JW Pharmaceutical Corp.	139	2,423
JYP Entertainment Corp.	311	28,546
K Car Co. Ltd.	17	168
Kakao Corp.	859	36,346
Kakao Games Corp.(1)	78	2,280
KakaoBank Corp.	411	8,106
KB Financial Group, Inc., ADR(2)	5,673	204,228
KC Co. Ltd.	71	1,037
KC Tech Co. Ltd.	77	1,142
KCC Corp.	31	4,864
KCC Glass Corp.	147	4,766
KEPCO Engineering & Construction Co., Inc.	61	3,063
KG DONGBUSTEEL	1,511	10,102
KH Vatec Co. Ltd.	267	4,179
Kia Corp.	2,645	170,882
KISCO Corp.	93	452
KIWOOM Securities Co. Ltd.	427	30,176
Koh Young Technology, Inc.	681	7,083
Kolmar BNH Co. Ltd.	112	1,779
Kolon Industries, Inc.	198	6,376
KONA I Co. Ltd.(1)	292	3,758
Korea Investment Holdings Co. Ltd.	961	40,103
Korea Line Corp.(1)	4,856	6,841
Korea Petrochemical Ind Co. Ltd.	91	9,297

Korea Real Estate Investment & Trust Co. Ltd.	1,631	1,694
Korea United Pharm, Inc.	111	1,882
Korean Air Lines Co. Ltd.	3,157	52,485
Korean Reinsurance Co.	1,543	8,196
Krafton, Inc.(1)	148	21,072
KT Skylife Co. Ltd.	319	1,627
Kukjeon Pharmaceutical Co. Ltd.(1)	13	64
Kum Yang Co. Ltd.(1)	480	17,449
Kumho Petrochemical Co. Ltd.	492	47,003
Kumho Tire Co., Inc.(1)	2,438	8,641
Kyung Dong Navien Co. Ltd.	65	2,010
LEENO Industrial, Inc.	207	20,204
LegoChem Biosciences, Inc.(1)	222	6,899
LF Corp.	203	2,508
LG Display Co. Ltd., ADR(1)	12,834	77,517
LG Electronics, Inc.	1,533	141,662
LG Energy Solution Ltd.(1)	86	38,754
LG H&H Co. Ltd.	63	24,982
LG Innotek Co. Ltd.	184	42,484
LG Uplus Corp.	5,063	42,868
Lotte Chemical Corp.	245	30,735
Lotte Data Communication Co.	27	575
LOTTE Fine Chemical Co. Ltd.	549	24,289
LOTTE Himart Co. Ltd.	6	52
Lotte Rental Co. Ltd.	374	7,840
Lotte Shopping Co. Ltd.	183	11,016
LS Corp.	194	11,992
LS Electric Co. Ltd.	163	7,820
LVMC Holdings(1)	1,122	1,818
LX Hausys Ltd.	49	1,586
LX Holdings Corp.	2,166	13,359
LX Semicon Co. Ltd.	397	34,684
Maeil Dairies Co. Ltd.	36	1,313
Mcnex Co. Ltd.	268	6,563
Medytox, Inc.	73	13,522
MegaStudyEdu Co. Ltd.	330	15,786
Meritz Financial Group, Inc.(1)	2,549	86,426
Mirae Asset Securities Co. Ltd.	4,651	25,559
NAVER Corp.	576	86,463
NCSoft Corp.	178	43,029
Neowiz(1)	125	4,706
NEPES Corp.(1)	403	6,043
Netmarble Corp.(1)	185	7,797
Nexen Tire Corp.	499	3,088
NEXTIN, Inc.	149	8,401
NH Investment & Securities Co. Ltd.	2,552	19,202
NHN Corp.(1)	602	11,888
NHN KCP Corp.	143	1,198
NICE Holdings Co. Ltd.	243	2,232
NICE Information Service Co. Ltd.	459	3,654
NongShim Co. Ltd.	39	12,896
OCI Co. Ltd.(1)	125	13,613
OCI Holdings Co. Ltd.	275	17,825
Ottogi Corp.	21	7,029
Pan Ocean Co. Ltd.	9,885	35,081

Park Systems Corp.	42	5,199
Partron Co. Ltd.	1,043	7,151
Pearl Abyss Corp.(1)	43	1,616
PharmaResearch Co. Ltd.	43	3,717
PI Advanced Materials Co. Ltd.	170	4,264
Pulmuone Co. Ltd.	21	169
RFHIC Corp.	31	543
S&S Tech Corp.	167	6,945
S-1 Corp.	166	6,795
Sam Young Electronics Co. Ltd.	51	382
Samsung Biologics Co. Ltd.(1)	69	40,717
Samsung C&T Corp.	472	39,316
Samsung Electro-Mechanics Co. Ltd.	646	71,695
Samsung Electronics Co. Ltd., GDR	1,205	1,630,033
Samsung Fire & Marine Insurance Co. Ltd.	736	125,010
Samsung Heavy Industries Co. Ltd.(1)	6,279	28,950
Samsung Life Insurance Co. Ltd.	794	39,663
Samsung Pharmaceutical Co. Ltd.(1)	37	97
Samsung SDI Co. Ltd.	305	164,761
Samsung SDS Co. Ltd.	233	21,813
Samsung Securities Co. Ltd.	692	19,152
Samwha Capacitor Co. Ltd.	47	1,566
Sangsangin Co. Ltd.	827	3,342
SBW Life Sciences Co. Ltd.(1)	436	170
SD Biosensor, Inc.	1,269	16,158
SeAH Steel Corp.	79	8,344
Sebang Co. Ltd.	290	3,208
Sebang Global Battery Co. Ltd.	143	5,237
Seegene, Inc.	836	15,283
Seobu T&D	153	876
Seojin System Co. Ltd.(1)	300	3,743
Seoul Semiconductor Co. Ltd.	1,284	11,883
SFA Engineering Corp.	338	10,048
SFA Semicon Co. Ltd.(1)	644	2,751
Shinhan Financial Group Co. Ltd., ADR	6,968	182,910
Shinsegae International, Inc.	226	3,070
Shinsegae, Inc.	208	30,970
SK Bioscience Co. Ltd.(1)	159	9,880
SK Chemicals Co. Ltd.	123	6,946
SK Hynix, Inc.	4,871	397,247
SK IE Technology Co. Ltd.(1)	46	3,067
SK Networks Co. Ltd.	4,700	17,133
SK Securities Co. Ltd.	4,323	2,277
SK Telecom Co. Ltd., ADR	433	9,050
SKC Co. Ltd.	112	8,004
SL Corp.	159	4,314
SM Entertainment Co. Ltd.	184	15,172
SNT Dynamics Co. Ltd.	320	2,454
Soulbrain Co. Ltd.	111	19,268
Soulbrain Holdings Co. Ltd.	5	109
ST Pharm Co. Ltd.	36	2,334
STIC Investments, Inc.	42	184
Sun Kwang Co. Ltd.	52	975
Sung Kwang Bend Co. Ltd.	273	2,677
Taewoong Co. Ltd.(1)	105	1,106

Taihan Electric Wire Co. Ltd.(1)	203	2,179
TES Co. Ltd.	133	2,185
TK Corp.	252	3,407
TKG Huchems Co. Ltd.	432	7,326
Tongyang Life Insurance Co. Ltd.(1)	1,401	3,959
Value Added Technology Co. Ltd.	33	852
Vidente Co. Ltd.(1)	312	780
Webzen, Inc.	98	1,101
Wemade Co. Ltd.	382	13,638
WONIK IPS Co. Ltd.	501	12,130
Wonik QnC Corp.	472	9,229
Woongjin Thinkbig Co. Ltd.	2,718	6,184
Woori Financial Group, Inc.	11,959	107,831
Woori Investment Bank Co. Ltd.	5,038	2,818
Woori Technology Investment Co. Ltd.(1)	1,267	3,896
W-Scope Chungju Plant Co. Ltd.(1)	317	12,838
YG Entertainment, Inc.	50	3,534
Youngone Corp.	379	12,837
Youngone Holdings Co. Ltd.	139	7,036
Yuhan Corp.	184	8,226
Zinus, Inc.	218	4,956
		7,117,744
Taiwan — 19.3%
Ability Enterprise Co. Ltd.	1,000	653
AcBel Polytech, Inc.	1,000	1,460
Accton Technology Corp.	1,000	11,466
Acer, Inc.	49,000	49,113
ACES Electronic Co. Ltd.	1,000	986
Acon Holding, Inc.(1)	5,000	1,892
Acter Group Corp. Ltd.	4,000	19,866
ADATA Technology Co. Ltd.	8,000	23,201
Advanced International Multitech Co. Ltd.	4,000	10,336
Advanced Wireless Semiconductor Co.	1,000	2,693
Advancetek Enterprise Co. Ltd.	1,000	1,067
Advantech Co. Ltd.	1,000	13,217
AGV Products Corp.	2,000	735
Allied Supreme Corp.	1,000	9,540
Alltek Technology Corp.	1,080	1,469
Alltop Technology Co. Ltd.	1,000	4,868
Altek Corp.	1,000	1,140
Amazing Microelectronic Corp.	4,040	14,632
Ampire Co. Ltd.	1,000	1,215
AmTRAN Technology Co. Ltd.	6,200	2,669
Anpec Electronics Corp.	1,000	5,293
Aopen, Inc.	1,000	2,632
Apacer Technology, Inc.(1)	1,000	1,895
Apex International Co. Ltd.	1,000	2,045
Arcadyan Technology Corp.	3,000	11,282
Ardentec Corp.	15,000	28,343
Argosy Research, Inc.	1,000	3,475
ASE Technology Holding Co. Ltd., ADR(2)	18,958	144,460
Asia Optical Co., Inc.	1,000	2,127
Asia Pacific Telecom Co. Ltd.(1)	10,000	2,155
Asia Polymer Corp.	9,000	7,541
Asia Vital Components Co. Ltd.	6,382	40,863

Asustek Computer, Inc.	2,000	19,826
AUO Corp.	129,600	74,131
AURAS Technology Co. Ltd.	1,000	8,761
Avermedia Technologies	1,000	713
Bafang Yunji International Co. Ltd.	1,000	5,653
Bank of Kaohsiung Co. Ltd.	2,060	827
Basso Industry Corp.	1,000	1,375
BenQ Materials Corp.	3,000	3,460
BenQ Medical Technology Corp.	1,000	1,945
Bioteque Corp.	1,000	3,723
Capital Securities Corp.	21,000	9,484
Career Technology MFG. Co. Ltd.(1)	10,000	7,600
Catcher Technology Co. Ltd.	14,000	84,395
Cathay Financial Holding Co. Ltd.	71,611	103,022
Center Laboratories, Inc.	2,000	3,268
Central Reinsurance Co. Ltd.	1,000	659
Chailease Holding Co. Ltd.	2,050	13,490
Chang Hwa Commercial Bank Ltd.	38,160	22,334
Chang Wah Electromaterials, Inc.	6,000	7,168
Chang Wah Technology Co. Ltd.	1,000	1,372
Channel Well Technology Co. Ltd.	8,000	15,092
Charoen Pokphand Enterprise	1,100	3,210
CHC Healthcare Group	1,000	2,070
Cheng Loong Corp.	18,000	18,586
Cheng Mei Materials Technology Corp.(1)	28,892	10,620
Cheng Shin Rubber Industry Co. Ltd.	26,000	32,938
Cheng Uei Precision Industry Co. Ltd.	6,000	8,126
Chicony Electronics Co. Ltd.	12,000	41,373
Chicony Power Technology Co. Ltd.	1,000	2,730
China Bills Finance Corp.	11,000	5,511
China Chemical & Pharmaceutical Co. Ltd.	2,000	1,680
China Container Terminal Corp.	1,000	704
China General Plastics Corp.	3,000	2,300
China Man-Made Fiber Corp.(1)	4,000	1,049
China Metal Products	10,000	11,342
China Motor Corp.	4,000	12,464
China Steel Chemical Corp.	1,000	3,688
China Wire & Cable Co. Ltd.	1,000	892
Chinese Maritime Transport Ltd.	2,000	2,588
Chin-Poon Industrial Co. Ltd.	13,000	13,338
Chipbond Technology Corp.	13,000	28,312
ChipMOS Technologies, Inc.	21,000	26,923
Chlitina Holding Ltd.	1,000	7,053
Chong Hong Construction Co. Ltd.	1,000	2,580
Chroma ATE, Inc.	2,000	15,121
Chung-Hsin Electric & Machinery Manufacturing Corp.	15,000	55,766
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	1,000	2,883
Chunghwa Precision Test Tech Co. Ltd.	1,000	16,170
Chunghwa Telecom Co. Ltd., ADR	1,335	54,628
Cleanaway Co. Ltd.	2,000	13,397
Clevo Co.	1,000	1,067
CMC Magnetics Corp.	17,400	6,667
Collins Co. Ltd.	1,000	538
Compal Electronics, Inc.	60,000	54,304
Compeq Manufacturing Co. Ltd.	22,000	31,482

Concord Securities Co. Ltd.	2,000	780
Continental Holdings Corp.	8,000	7,968
Coremax Corp.	2,000	5,791
Coretronic Corp.	10,000	24,429
Co-Tech Development Corp.	6,000	11,208
Creative Sensor, Inc.	6,000	5,851
CSBC Corp. Taiwan(1)	1,000	785
CTBC Financial Holding Co. Ltd.	159,000	125,539
CTCI Corp.	11,000	14,615
DA CIN Construction Co. Ltd.	1,000	1,073
Da-Li Development Co. Ltd.	6,000	6,175
Darfon Electronics Corp.	6,000	9,162
Darwin Precisions Corp.(1)	1,000	351
Delpha Construction Co. Ltd.	1,000	745
Delta Electronics, Inc.	4,000	41,076
Depo Auto Parts Ind Co. Ltd.	2,000	6,524
Dimerco Express Corp.	6,000	16,675
D-Link Corp.	3,000	2,035
Dynamic Holding Co. Ltd.	3,000	2,748
Dynapack International Technology Corp.	5,000	12,783
E Ink Holdings, Inc.	1,000	6,723
E.Sun Financial Holding Co. Ltd.	38,285	32,227
Eclat Textile Co. Ltd.	1,000	15,203
Elan Microelectronics Corp.	4,000	13,257
Elite Advanced Laser Corp.	2,000	2,519
Elite Material Co. Ltd.	4,000	27,356
Elitegroup Computer Systems Co. Ltd.	11,000	10,330
eMemory Technology, Inc.	1,000	59,620
Emerging Display Technologies Corp.	1,000	1,127
Eternal Materials Co. Ltd.	11,850	12,636
Etron Technology, Inc.	1,049	1,541
Evergreen International Storage & Transport Corp.	6,000	5,334
Evergreen Marine Corp. Taiwan Ltd.	7,800	38,710
EVERGREEN Steel Corp.	1,000	2,015
Everlight Chemical Industrial Corp.	2,000	1,310
Everlight Electronics Co. Ltd.	7,000	10,751
Excelliance Mos Corp.	1,000	4,354
Excelsior Medical Co. Ltd.	5,050	14,982
Far Eastern Department Stores Ltd.	18,000	14,193
Far Eastern International Bank	34,684	12,629
Far Eastern New Century Corp.	48,000	50,393
Far EasTone Telecommunications Co. Ltd.	13,000	32,461
Farglory F T Z Investment Holding Co. Ltd.	2,000	4,172
Farglory Land Development Co. Ltd.	4,000	8,157
Feedback Technology Corp.	1,000	3,173
Feng TAY Enterprise Co. Ltd.	1,000	6,198
First Financial Holding Co. Ltd.	33,400	30,519
First Hi-Tec Enterprise Co. Ltd.	3,000	8,026
First Steamship Co. Ltd.(1)	16,000	4,675
Fitipower Integrated Technology, Inc.	3,000	15,461
Fittech Co. Ltd.	4,000	10,827
FLEXium Interconnect, Inc.(1)	8,000	25,644
Flytech Technology Co. Ltd.	1,000	2,323
FocalTech Systems Co. Ltd.	1,000	2,757
Forcecon Tech Co. Ltd.	3,000	7,027

Formosa Advanced Technologies Co. Ltd.	8,000	11,206
Formosa Laboratories, Inc.	2,000	5,573
Formosan Union Chemical	13,000	10,602
Foxsemicon Integrated Technology, Inc.	2,000	12,718
Franbo Lines Corp.	1,000	575
Froch Enterprise Co. Ltd.	4,000	2,937
Fubon Financial Holding Co. Ltd.	60,150	118,785
Fulgent Sun International Holding Co. Ltd.	3,000	12,265
Fulltech Fiber Glass Corp.	8,029	3,133
Fusheng Precision Co. Ltd.	2,000	13,648
G Shank Enterprise Co. Ltd.	3,000	4,906
Gamania Digital Entertainment Co. Ltd.	3,000	7,585
Gemtek Technology Corp.	6,000	6,116
General Interface Solution Holding Ltd.	7,000	16,722
Genius Electronic Optical Co. Ltd.	2,000	26,455
Getac Holdings Corp.	7,000	15,724
Giant Manufacturing Co. Ltd.	1,000	6,685
Gigabyte Technology Co. Ltd.	13,000	78,653
Global Brands Manufacture Ltd.	6,000	7,634
Globalwafers Co. Ltd.	4,000	65,404
Gloria Material Technology Corp.	2,000	3,617
Gold Circuit Electronics Ltd.	1,800	7,120
Gordon Auto Body Parts	1,000	762
Gourmet Master Co. Ltd.	2,000	9,681
Grand Fortune Securities Co. Ltd.	2,200	891
Grand Pacific Petrochemical	31,000	19,148
Grand Process Technology Corp.	1,000	15,533
Grape King Bio Ltd.	4,000	22,835
Great Wall Enterprise Co. Ltd.	5,050	8,612
Greatek Electronics, Inc.	5,000	9,341
Group Up Industrial Co. Ltd.	4,000	15,082
GTM Holdings Corp.	1,000	948
Hai Kwang Enterprise Corp.	1,000	638
Hannstar Board Corp.	11,000	15,068
HannStar Display Corp.(1)	50,000	20,062
HannsTouch Solution, Inc.	12,000	3,861
Highwealth Construction Corp.	3,100	4,293
Hiroca Holdings Ltd.	1,000	1,456
Hiwin Technologies Corp.	3,030	23,591
Ho Tung Chemical Corp.	4,000	1,206
Hocheng Corp.	8,000	6,096
Holtek Semiconductor, Inc.	3,000	6,851
Holy Stone Enterprise Co. Ltd.	1,000	3,398
Hon Hai Precision Industry Co. Ltd.	105,000	363,277
Hong TAI Electric Industrial	1,000	742
Horizon Securities Co. Ltd.	1,060	353
Hotai Finance Co. Ltd.	2,000	8,453
Hotai Motor Co. Ltd.	1,000	26,148
HTC Corp.(1)	1,000	2,002
Hua Nan Financial Holdings Co. Ltd.	27,578	19,946
Huaku Development Co. Ltd.	5,000	14,655
Huang Hsiang Construction Corp.	1,000	1,496
Hung Sheng Construction Ltd.	10,000	7,300
Ibase Technology, Inc.	1,000	2,665
IBF Financial Holdings Co. Ltd.	42,673	17,268

Ichia Technologies, Inc.	7,000	6,573
IEI Integration Corp.	3,000	8,767
Infortrend Technology, Inc.	6,000	5,063
Innodisk Corp.	2,000	21,776
Innolux Corp.	186,350	84,165
Inpaq Technology Co. Ltd.	1,000	1,859
Insyde Software Corp.	2,000	7,963
Integrated Service Technology, Inc.	2,000	5,795
International CSRC Investment Holdings Co.	17,000	11,222
International Games System Co. Ltd.	2,000	36,851
Inventec Corp.	8,000	9,588
ITE Technology, Inc.	2,000	7,271
Jarllytec Co. Ltd.	1,000	2,376
Kaimei Electronic Corp.	800	1,836
Kaori Heat Treatment Co. Ltd.	1,000	7,987
KEE TAI Properties Co. Ltd.	9,000	3,804
Kenda Rubber Industrial Co. Ltd.	2,000	2,003
Kenmec Mechanical Engineering Co. Ltd.	5,000	5,604
Kerry TJ Logistics Co. Ltd.	1,000	1,247
Kindom Development Co. Ltd.	8,000	7,680
King Yuan Electronics Co. Ltd.	27,000	47,318
King's Town Bank Co. Ltd.	10,000	11,698
Kinik Co.	1,000	3,673
Kinpo Electronics	5,000	2,217
Kinsus Interconnect Technology Corp.	4,000	15,116
KMC Kuei Meng International, Inc.	1,000	4,759
KNH Enterprise Co. Ltd.	2,000	1,166
Ko Ja Cayman Co. Ltd.	1,000	1,487
KS Terminals, Inc.	4,000	10,321
Kuo Toong International Co. Ltd.	12,000	10,818
Kwong Lung Enterprise Co. Ltd.	1,000	1,712
LandMark Optoelectronics Corp.	1,000	3,490
Largan Precision Co. Ltd.	1,000	73,492
Lealea Enterprise Co. Ltd.	8,000	2,717
LEE CHI Enterprises Co. Ltd.	1,000	619
Lien Hwa Industrial Holdings Corp.	2,050	4,149
Lingsen Precision Industries Ltd.	25,000	11,887
Lite-On Technology Corp.	36,000	104,157
Longchen Paper & Packaging Co. Ltd.	11,000	5,952
Longwell Co.	5,000	9,236
Lotes Co. Ltd.	1,025	28,943
Lotus Pharmaceutical Co. Ltd.(1)	2,000	21,231
Lung Yen Life Service Corp.	1,000	1,220
Macroblock, Inc.	1,000	3,509
Macronix International Co. Ltd.	37,000	40,034
Marketech International Corp.	3,000	12,825
Materials Analysis Technology, Inc.(1)	1,000	7,464
MediaTek, Inc.	8,000	196,589
Mega Financial Holding Co. Ltd.	31,225	36,324
Mercuries Life Insurance Co. Ltd.(1)	26,000	4,438
Merry Electronics Co. Ltd.	5,000	14,547
Micro-Star International Co. Ltd.	17,000	91,690
Mitac Holdings Corp.	17,000	17,660
Mosel Vitelic, Inc.	2,000	2,659
MPI Corp.	3,000	15,885

My Humble House Hospitality Management Consulting(1)	3,000	7,319
Nan Ya Printed Circuit Board Corp.	4,000	39,262
Nantex Industry Co. Ltd.	1,000	1,222
Nanya Technology Corp.	20,000	47,668
Nexcom International Co. Ltd.	8,000	11,169
Nidec Chaun-Choung Technology Corp.	1,000	5,785
Nien Hsing Textile Co. Ltd.	2,000	1,388
Nien Made Enterprise Co. Ltd.	1,000	11,449
Novatek Microelectronics Corp.	9,000	124,257
Nuvoton Technology Corp.	2,000	8,358
O-Bank Co. Ltd.	20,000	6,696
Oneness Biotech Co. Ltd.	1,000	7,490
Optimax Technology Corp.(1)	8,000	4,907
Orient Semiconductor Electronics Ltd.	21,000	14,410
Oriental Union Chemical Corp.	3,000	2,062
O-TA Precision Industry Co. Ltd.	3,000	9,477
Pan Jit International, Inc.	2,000	4,541
Pan-International Industrial Corp.	1,000	1,326
Pegatron Corp.	24,000	58,768
Phison Electronics Corp.	3,000	41,644
Phoenix Silicon International Corp.	2,060	3,988
Pixart Imaging, Inc.	2,000	7,147
Pou Chen Corp.	15,000	15,430
Powerchip Semiconductor Manufacturing Corp.	59,000	59,087
Powertech Technology, Inc.	18,000	58,391
Poya International Co. Ltd.	1,000	17,326
President Chain Store Corp.	4,000	36,368
President Securities Corp.	3,000	1,662
Primax Electronics Ltd.	10,000	20,992
Prince Housing & Development Corp.	1,000	394
Promate Electronic Co. Ltd.	1,000	1,404
Qisda Corp.	15,000	20,530
Quanta Computer, Inc.	18,000	68,067
Quanta Storage, Inc.	9,000	20,464
Quintain Steel Co. Ltd.	18,000	10,062
Radiant Opto-Electronics Corp.	15,000	57,545
Raydium Semiconductor Corp.	1,000	11,371
Realtek Semiconductor Corp.	5,000	61,966
Rexon Industrial Corp. Ltd.	1,000	949
Rich Development Co. Ltd.	33,000	10,943
Ritek Corp.(1)	1,000	316
Rodex Fasteners Corp.	1,000	1,689
Roo Hsing Co. Ltd.(1)	1,000	95
Ruentex Development Co. Ltd.	4,500	5,103
Ruentex Industries Ltd.	7,000	12,968
Sanyang Motor Co. Ltd.	10,000	25,871
Savior Lifetec Corp.(1)	5,000	2,830
Scientech Corp.	1,000	3,408
ScinoPharm Taiwan Ltd.	1,000	846
SDI Corp.	1,000	4,003
Senao Networks, Inc.	1,000	8,489
Sesoda Corp.	3,000	3,599
Shanghai Commercial & Savings Bank Ltd.	27,905	40,993
Sharehope Medicine Co. Ltd.	1,000	1,165
Sheng Yu Steel Co. Ltd.	1,000	819

ShenMao Technology, Inc.	4,000	6,482
Shih Wei Navigation Co. Ltd.	8,000	5,938
Shin Foong Specialty & Applied Materials Co. Ltd.	1,000	1,854
Shin Kong Financial Holding Co. Ltd.	179,000	50,146
Shin Zu Shing Co. Ltd.	4,000	12,136
Shinkong Insurance Co. Ltd.	4,000	6,833
Shinkong Synthetic Fibers Corp.	25,000	13,940
Sigurd Microelectronics Corp.	13,000	23,435
Silicon Integrated Systems Corp.	9,400	5,382
Simplo Technology Co. Ltd.	4,000	40,307
Sinbon Electronics Co. Ltd.	1,000	11,705
Sinkang Industries Co. Ltd.	1,000	583
Sino-American Silicon Products, Inc.	9,000	46,454
Sinon Corp.	11,000	12,624
SinoPac Financial Holdings Co. Ltd.	98,329	55,313
Sinphar Pharmaceutical Co. Ltd.(1)	1,000	1,093
Sitronix Technology Corp.	3,000	21,880
Siward Crystal Technology Co. Ltd.	3,000	3,508
Solar Applied Materials Technology Corp.	1,000	1,209
Solomon Technology Corp.	2,000	2,108
Sonix Technology Co. Ltd.	1,000	1,656
Sporton International, Inc.	1,000	7,852
Sports Gear Co. Ltd.	1,000	2,287
St Shine Optical Co. Ltd.	1,000	7,767
Standard Foods Corp.	2,000	2,670
Stark Technology, Inc.	1,000	3,933
Sun Race Sturmey-Archer, Inc.	1,000	1,336
Sunonwealth Electric Machine Industry Co. Ltd.	5,000	14,090
Sunrex Technology Corp.	2,000	2,697
Supreme Electronics Co. Ltd.	1,000	1,503
Symtek Automation Asia Co. Ltd.	2,000	7,148
Synnex Technology International Corp.	4,000	8,311
Systex Corp.	1,000	3,266
T3EX Global Holdings Corp.	1,000	2,277
TAI Roun Products Co. Ltd.	1,000	488
Taichung Commercial Bank Co. Ltd.	57,170	27,230
TaiDoc Technology Corp.	2,000	11,952
Taigen Biopharmaceuticals Holdings Ltd.(1)	2,000	975
Tainan Spinning Co. Ltd.	7,000	3,683
Tai-Saw Technology Co. Ltd.	1,000	950
Taishin Financial Holding Co. Ltd.	164,980	98,427
Taisun Enterprise Co. Ltd.	1,000	1,035
Taita Chemical Co. Ltd.	1,050	686
TAI-TECH Advanced Electronics Co. Ltd.	3,000	10,234
Taiwan Business Bank	98,221	45,013
Taiwan Cooperative Financial Holding Co. Ltd.	32,540	29,579
Taiwan Glass Industry Corp.	23,000	13,709
Taiwan High Speed Rail Corp.	7,000	7,407
Taiwan Hon Chuan Enterprise Co. Ltd.	7,000	23,652
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,000	1,460
Taiwan Mobile Co. Ltd.	3,000	10,101
Taiwan Navigation Co. Ltd.	4,000	3,768
Taiwan Paiho Ltd.	6,000	10,683
Taiwan PCB Techvest Co. Ltd.	6,000	7,927
Taiwan Secom Co. Ltd.	1,000	3,823

Taiwan Semiconductor Co. Ltd.	1,000	3,072
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,338	2,202,303
Taiwan Steel Union Co. Ltd.	1,000	3,013
Taiwan Styrene Monomer	1,000	537
Taiwan Surface Mounting Technology Corp.	7,000	22,957
Taiwan TEA Corp.(1)	9,000	6,510
Taiwan Union Technology Corp.	6,000	14,626
Taiwan-Asia Semiconductor Corp.	1,000	1,196
Tatung Co. Ltd.(1)	17,000	23,384
Teco Electric & Machinery Co. Ltd.	28,000	46,614
Test Research, Inc.	5,000	10,444
Tex-Ray Industrial Co. Ltd.(1)	1,000	369
Thinking Electronic Industrial Co. Ltd.	1,000	4,998
Thye Ming Industrial Co. Ltd.	1,000	1,468
Ton Yi Industrial Corp.	17,000	10,601
Tong Hsing Electronic Industries Ltd.	2,900	17,237
Tong Yang Industry Co. Ltd.	7,000	11,246
Topco Scientific Co. Ltd.	3,000	19,477
Topkey Corp.	2,000	12,697
TPK Holding Co. Ltd.	6,000	8,269
Transcend Information, Inc.	6,000	15,019
Tripod Technology Corp.	7,000	29,248
Tsann Kuen Enterprise Co. Ltd.	4,000	5,657
TSRC Corp.	13,000	10,771
TTY Biopharm Co. Ltd.	1,000	2,462
Tung Ho Steel Enterprise Corp.	12,000	21,817
Tung Thih Electronic Co. Ltd.	1,000	4,985
TXC Corp.	6,000	17,591
TYC Brother Industrial Co. Ltd.	2,000	1,897
Tycoons Group Enterprise(1)	1,000	331
Tyntek Corp.	1,000	607
TZE Shin International Co. Ltd.	1,100	494
Unimicron Technology Corp.	19,000	111,136
Union Bank of Taiwan	29,796	16,143
Uni-President Enterprises Corp.	39,000	94,225
Unitech Printed Circuit Board Corp.(1)	3,000	1,758
United Microelectronics Corp.	137,000	229,308
United Orthopedic Corp.(1)	3,000	6,502
United Renewable Energy Co. Ltd.(1)	3,000	1,964
Unizyx Holding Corp.	6,898	9,959
UPC Technology Corp.	26,000	12,118
USI Corp.	15,000	11,210
Utechzone Co. Ltd.	1,000	2,803
Vanguard International Semiconductor Corp.	16,000	48,201
Ventec International Group Co. Ltd.	2,000	5,864
Voltronic Power Technology Corp.	1,000	62,929
Wafer Works Corp.	1,000	1,459
Wah Lee Industrial Corp.	1,000	2,815
Walsin Lihwa Corp.	38,419	57,580
Walsin Technology Corp.	5,000	16,887
Walton Advanced Engineering, Inc.	1,000	445
Wan Hai Lines Ltd.	9,150	17,212
We & Win Development Co. Ltd.	1,000	229
Wei Chuan Foods Corp.	2,000	1,329
Weikeng Industrial Co. Ltd.	1,000	1,008

Win Semiconductors Corp.	1,000	5,185
Winbond Electronics Corp.	46,000	39,752
Winstek Semiconductor Co. Ltd.	2,000	4,329
Wisdom Marine Lines Co. Ltd.	10,000	16,547
Wistron Corp.	16,000	34,670
Wistron Information Technology & Services Corp.	2,000	7,735
Wistron NeWeb Corp.	1,000	2,845
Wiwynn Corp.	2,000	75,192
Wowprime Corp.(1)	4,000	43,273
WPG Holdings Ltd.	7,000	12,100
WT Microelectronics Co. Ltd.	4,000	8,567
XinTec, Inc.	1,000	3,407
Yageo Corp.	795	13,100
Yang Ming Marine Transport Corp.	13,000	25,652
Yankey Engineering Co. Ltd.	1,000	9,822
Yem Chio Co. Ltd.	2,000	1,038
Yeong Guan Energy Technology Group Co. Ltd.	1,000	2,390
YFY, Inc.	24,000	24,721
Youngtek Electronics Corp.	1,000	2,155
Yuanta Financial Holding Co. Ltd.	115,990	89,910
Yulon Finance Corp.	2,252	14,257
Yulon Motor Co. Ltd.	17,000	48,366
YungShin Global Holding Corp.	4,000	5,963
Zhen Ding Technology Holding Ltd.	18,000	67,758
		9,763,521
Thailand — 2.6%
AAPICO Hitech PCL, NVDR	8,300	8,991
Advanced Info Service PCL, NVDR	9,000	54,562
Advanced Information Technology PCL, NVDR	37,400	5,480
AEON Thana Sinsap Thailand PCL, NVDR	3,200	18,334
Airports of Thailand PCL, NVDR(1)	9,400	19,102
AJ Plast PCL, NVDR	1,300	368
Amanah Leasing PCL, NVDR	8,800	738
Amata Corp. PCL, NVDR	27,800	17,646
Ananda Development PCL, NVDR(1)	82,100	2,381
AP Thailand PCL, NVDR	48,300	16,095
Aqua Corp. PCL, NVDR(1)	18,600	272
Asia Plus Group Holdings PCL, NVDR	9,400	778
Asian Sea Corp. PCL, NVDR	9,100	2,523
Asset World Corp. PCL, NVDR	40,700	5,750
Bangkok Airways PCL, NVDR(1)	8,200	3,344
Bangkok Aviation Fuel Services PCL, NVDR(1)	3,000	2,780
Bangkok Chain Hospital PCL, NVDR	38,700	20,552
Bangkok Dusit Medical Services PCL, NVDR	73,700	59,750
Bangkok Life Assurance PCL, NVDR	6,700	5,195
BCPG PCL, NVDR	46,600	12,110
BEC World PCL, NVDR	16,800	4,293
Berli Jucker PCL, NVDR	7,300	7,597
Better World Green PCL, NVDR(1)	88,700	1,758
BTS Group Holdings PCL, NVDR	75,500	15,400
Bumrungrad Hospital PCL, NVDR	7,000	44,818
Buriram Sugar PCL, NVDR	11,000	2,054
Carabao Group PCL, NVDR	2,300	4,387
Central Pattana PCL, NVDR	18,600	36,042
Central Plaza Hotel PCL, NVDR(1)	9,100	13,126

Central Retail Corp. PCL, NVDR	17,600	21,228
CH Karnchang PCL, NVDR	21,400	11,807
Charoen Pokphand Foods PCL, NVDR	29,400	16,970
Chularat Hospital PCL, NVDR	126,800	11,932
Com7 PCL, NVDR	5,400	4,495
Country Group Holdings PCL, NVDR(1)	25,700	583
CP ALL PCL, NVDR	20,600	37,719
Delta Electronics Thailand PCL, NVDR	15,500	44,049
Dhipaya Group Holdings PCL, NVDR	3,900	4,873
Ditto Thailand PCL, NVDR	2,580	2,463
Dohome PCL, NVDR	1,362	567
Eastern Polymer Group PCL, NVDR	17,700	3,560
Eastern Water Resources Development & Management PCL, NVDR	1,400	200
Ekachai Medical Care PCL, NVDR	25,174	5,794
Erawan Group PCL, NVDR(1)	133,000	15,817
Forth Corp. PCL, NVDR	1,500	1,399
G J Steel PCL, NVDR(1)	186,900	1,501
GFPT PCL, NVDR	9,500	3,352
Gunkul Engineering PCL, NVDR	113,600	10,957
Hana Microelectronics PCL, NVDR	12,300	15,536
Home Product Center PCL, NVDR	75,200	29,798
Humanica PCL, NVDR	1,500	435
Indorama Ventures PCL, NVDR	15,900	14,498
Interlink Communication PCL, NVDR	5,400	1,139
Intouch Holdings PCL, NVDR	12,500	26,829
IT City PCL, NVDR(1)	2,700	279
Jasmine International PCL, NVDR(1)	59,800	2,903
Jaymart Group Holdings PCL, NVDR	1,600	937
JMT Network Services PCL, NVDR	3,700	4,567
Karmarts PCL, NVDR	23,900	8,384
Kasikornbank PCL, NVDR	5,000	18,598
KCE Electronics PCL, NVDR	6,600	7,388
KGI Securities Thailand PCL, NVDR	16,700	2,207
Kiatnakin Phatra Bank PCL, NVDR	5,400	9,770
Krung Thai Bank PCL, NVDR	52,700	28,756
Krungthai Card PCL, NVDR	15,700	22,989
Land & Houses PCL, NVDR	180,900	44,158
Lanna Resources PCL, NVDR	9,500	4,201
LPN Development PCL, NVDR	3,900	493
Master Ad PCL, NVDR(1)	23,200	360
MBK PCL, NVDR	22,700	10,551
MCS Steel PCL, NVDR	8,200	1,673
Mega Lifesciences PCL, NVDR	7,400	8,282
MFEC PCL, NVDR	1,700	381
Minor International PCL, NVDR	47,900	46,414
MK Restaurants Group PCL, NVDR	4,900	7,285
Mono Next PCL, NVDR(1)	23,200	853
Muangthai Capital PCL, NVDR	8,800	10,413
Northeast Rubber PCL, NVDR	12,800	1,669
Nusasiri PCL, NVDR(1)	13,000	299
Origin Property PCL, NVDR	10,700	3,317
Osotspa PCL, NVDR	16,600	13,827
Plan B Media PCL, NVDR	64,100	16,566
Polyplex Thailand PCL, NVDR	4,800	1,847
POSCO-Thainox PCL, NVDR	11,500	241

Praram 9 Hospital PCL, NVDR	15,500	7,959
Property Perfect PCL, NVDR	24,840	264
Pruksa Holding PCL, NVDR	24,400	8,691
Quality Houses PCL, NVDR	200,900	13,273
Rabbit Holdings PCL, NVDR(1)	152,500	2,715
Rajthanee Hospital PCL, NVDR	4,800	3,963
Ramkhamhaeng Hospital PCL, NVDR	5,400	7,208
Ratchthani Leasing PCL, NVDR	48,700	4,894
RS PCL, NVDR	4,180	1,705
S Hotels & Resorts PCL, NVDR(1)	19,200	2,005
S Kijchai Enterprise PCL, R Shares, NVDR	8,900	1,129
Sabina PCL, NVDR	10,600	9,588
Sansiri PCL, NVDR	277,500	13,869
Sappe PCL, NVDR	3,000	7,293
SC Asset Corp. PCL, NVDR	34,900	4,371
SCB X PCL, NVDR	2,400	7,132
SCGJWD Logistics PCL, NVDR	13,300	6,721
Sena Development PCL, NVDR	1,700	153
Sermsang Power Corp. Co. Ltd., NVDR	31,097	7,717
Siam Global House PCL, NVDR	25,071	13,465
SISB PCL, NVDR	7,400	8,447
SNC Former PCL, NVDR	4,200	1,363
Somboon Advance Technology PCL, NVDR	9,000	5,193
Sri Trang Agro-Industry PCL, NVDR	33,000	18,005
Srisawad Corp. PCL, NVDR	12,200	19,515
Srithai Superware PCL, NVDR	70,300	2,623
STARK Corp. PCL, NVDR(1)	1,400	96
Stars Microelectronics Thailand PCL, NVDR	39,100	5,230
STP & I PCL, NVDR(1)	20,800	2,259
Supalai PCL, NVDR	49,000	28,437
Super Energy Corp. PCL, NVDR(1)	400,500	6,671
Susco PCL, NVDR	34,000	3,710
Tata Steel Thailand PCL, NVDR	5,000	132
TEAM Consulting Engineering & Management PCL, NVDR	18,240	4,293
Thai Union Group PCL, NVDR	20,900	8,824
Thai Vegetable Oil PCL, NVDR	11,440	8,461
Thai Wah PCL, NVDR	13,900	1,765
Thaicom PCL, NVDR	32,700	10,911
Thaire Life Assurance PCL, NVDR	1,728	242
Thanachart Capital PCL, NVDR	5,200	7,730
Thonburi Healthcare Group PCL, NVDR	11,700	22,936
Thoresen Thai Agencies PCL, NVDR	37,000	7,599
Tipco Asphalt PCL, NVDR	28,100	14,695
Tisco Financial Group PCL, NVDR	4,100	11,368
TKS Technologies PCL, NVDR	5,900	1,618
TOA Paint Thailand PCL, NVDR	6,700	6,397
TQM Alpha PCL, NVDR	3,700	3,319
Triple i Logistics PCL, NVDR	4,900	1,674
TTW PCL, NVDR	6,800	1,660
VGI PCL, NVDR	53,300	4,928
WHA Corp. PCL, NVDR	87,700	11,133
Workpoint Entertainment PCL, NVDR	200	93
Xspring Capital PCL, NVDR(1)	15,200	441
		1,309,218

Turkey — 0.7%
Akbank TAS	40,781	31,110
Aksigorta AS(1)	5,559	799
Alarko Holding AS	1,559	5,097
Albaraka Turk Katilim Bankasi AS(1)	20,126	2,427
Alkim Alkali Kimya AS	1,111	1,412
Anadolu Anonim Turk Sigorta Sirketi(1)	7,127	6,095
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,819	5,112
Aselsan Elektronik Sanayi Ve Ticaret AS	3,589	8,230
Baticim Bati Anadolu Cimento Sanayii AS(1)	1,633	2,907
BIM Birlesik Magazalar AS	3,336	22,702
Bogazici Beton Sanayi Ve Ticaret AS	469	453
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	374	792
Bursa Cimento Fabrikasi AS	4,237	1,166
Cemas Dokum Sanayi AS(1)	39,306	3,073
Coca-Cola Icecek AS	299	3,337
Dogus Otomotiv Servis ve Ticaret AS	445	3,068
EGE Gubre Sanayii AS	146	497
EGE Seramik Sanayi ve Ticaret AS(1)	1,109	303
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,050	2,738
Enerjisa Enerji AS	1,800	2,688
Esenboga Elektrik Uretim AS	421	1,191
Europap Tezol Kagit Sanayi VE Ticaret AS	683	780
Fenerbahce Futbol AS(1)	59	137
Galata Wind Enerji AS	2,130	1,794
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	199	1,240
Goodyear Lastikleri TAS(1)	1,153	1,046
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	2,112	1,181
GSD Holding AS	17,144	2,311
Hektas Ticaret TAS(1)	3,614	4,877
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	4,705	4,093
Is Finansal Kiralama AS(1)	7,445	2,054
Is Yatirim Menkul Degerler AS	349	815
Izmir Demir Celik Sanayi AS(1)	1,219	304
Jantsa Jant Sanayi Ve Ticaret AS	124	580
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	1,292	538
Kartonsan Karton Sanayi ve Ticaret AS	232	691
Konya Kagit Sanayi VE Ticaret AS(1)	572	1,003
Kordsa Teknik Tekstil AS	274	869
LDR Turizm AS	1,018	3,523
Logo Yazilim Sanayi Ve Ticaret AS	393	1,026
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	2,538	6,612
MLP Saglik Hizmetleri AS(1)	2,359	7,627
Naturel Yenilenebilir Enerji Ticaret AS	215	1,515
Netas Telekomunikasyon AS(1)	592	713
Otokar Otomotiv Ve Savunma Sanayi AS(1)	335	2,702
Parsan Makina Parcalari Sanayii AS(1)	90	294
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	576	436
Petkim Petrokimya Holding AS(1)	12,528	8,465
Polisan Holding AS	2,924	1,217
Qua Granite Hayal(1)	956	3,875
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	6,254	12,789
Sasa Polyester Sanayi AS(1)	3,656	9,568
Sekerbank Turk AS	20,120	2,316
Sok Marketler Ticaret AS(1)	7,077	9,274

TAV Havalimanlari Holding AS(1)	2,780	10,421
Tekfen Holding AS	2,318	3,331
Teknosa Ic Ve Dis Ticaret AS(1)	3,936	3,351
Tofas Turk Otomobil Fabrikasi AS	708	7,340
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS(1)	652	111
Tukas Gida Sanayi ve Ticaret AS(1)	2,345	1,583
Turcas Petrol AS(1)	873	530
Turk Traktor ve Ziraat Makineleri AS	428	13,662
Turkcell Iletisim Hizmetleri AS, ADR	7,219	29,887
Turkiye Halk Bankasi AS(1)	10,380	6,358
Turkiye Is Bankasi AS, C Shares	34,513	18,610
Turkiye Petrol Rafinerileri AS	1	4
Turkiye Sinai Kalkinma Bankasi AS(1)	50,305	9,962
Turkiye Vakiflar Bankasi TAO, D Shares(1)	29,123	13,200
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	6,403	15,369
Vestel Beyaz Esya Sanayi ve Ticaret AS	1,480	784
Vestel Elektronik Sanayi ve Ticaret AS(1)	1,887	4,091
Yapi ve Kredi Bankasi AS	46,063	22,689
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,457	2,148
Zorlu Enerji Elektrik Uretim AS(1)	9,553	2,272
		367,165
TOTAL COMMON STOCKS (Cost $49,115,122)		50,604,375
WARRANTS†
Malaysia†
Eco World Development Group Bhd(1)	360	9
Thailand†
Better World Green PCL, NVDR(1)	12,833	30
Buriram Sugar PCL, Class 1(1)	1,900	23
Buriram Sugar PCL, NVDR(1)	950	27
Kiatnakin Phatra Bank PCL, NVDR(1)	450	55
Kiatnakin Phatra Bank PCL, NVDR(1)	450	30
Master Ad PCL(1)	2,625	1
TEAM Consulting Engineering & Management PCL, NVDR(1)	3,648	366
		532
TOTAL WARRANTS (Cost $—)		541
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	56,470	56,470
State Street Navigator Securities Lending Government Money Market Portfolio(3)	450,505	450,505
TOTAL SHORT-TERM INVESTMENTS (Cost $506,975)		506,975
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $49,622,097)		51,111,891
OTHER ASSETS AND LIABILITIES — (0.9)%		(436,381)
TOTAL NET ASSETS — 100.0%		$50,675,510

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.7%
Information Technology	23.7%
Consumer Discretionary	13.8%
Industrials	8.1%
Communication Services	7.9%
Consumer Staples	6.3%
Health Care	5.8%
Materials	5.0%
Real Estate	2.7%
Utilities	1.9%
Energy	—*
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.9)%
*Category is less than 0.05% of total net assets.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $817,217. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $862,337, which includes securities collateral of $411,832.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$1,166,868	$1,999,069	—
Chile	84,943	245,457	—
China	3,296,149	9,393,509	—
Colombia	21,373	32,901	—
India	837,066	7,844,369	—
Indonesia	161,120	1,010,172	—
Mexico	499,033	1,092,654	—
Peru	133,658	—	—
Philippines	20,569	417,598	—
South Africa	348,208	1,450,431	—
South Korea	473,705	6,644,039	—
Taiwan	2,401,391	7,362,130	—
Turkey	29,887	337,278	—
Other Countries	—	3,300,798	—
Warrants	—	541	—
Short-Term Investments	506,975	—	—
	$9,980,945	$41,130,946	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.